RELIASTAR
                                            ReliStar Life Insurance Company


                                                                 May 1, 1998



                                [LOGO] RELIASTAR
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY





PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING IT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT: The fixed and variable annuity contract we are offering is a contract between you, the owner, and us, ReliaStar Life Insurance Company "ReliaStar Life". It provides a means for selecting one or more investment funds ("Investment Option" or "Funds") on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


         Through the Variable Account, the Contract offers up to 33 investment options from which you can choose up to 17 over the lifetime of the Contract. Currently there is no charge for transfers. The returns on these investment options are not guaranteed and possibly you can lose money.


         The Contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar Life. While your money is in the fixed account, the interest you earn and your principal is guaranteed by ReliaStar Life.


         The Contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencent date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.


         During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your payments come from the Variable Account, the dollar amount of your annuity annuity payments may go up or down.


3. PURCHASE: The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar Life may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.

4. INVESTMENT OPTIONS: You can put your money in up to seventeen (17) of these thirty-three (33) investment options which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the seventeenth Fund you would only be able to transfer within the seventeen already utilized and which are still available.



The Alger American Fund:        Fidelity Variable Insurance     Neuberger&Berman Advisers                OCC Accumulation Trust:
-------------------------        -----------------------------   -------------------------                -----------------------
 Growth Portfolio               Products Fund II:               Management Trust                         Equity Portfolio
                                --------------------------      ------------------------                 Global Equity Portfolio
 MidCap Growth Portfolio                                        Limited Maturity Bond Portfolio          Managed Portfolio
                                VIP II Asset Manager            Partners Portfolio                       Small Cap Portfolio
 Small Capitalization Portfolio  Portfolio
                                VIP II Contrafund Portfolio
                                VIP II Index 500 Portfolio
                                VIP II Investment Grade Bond
                                    Portfolio

Fidelity Variable Insurance     Janus Aspen Series:             Northstar Variable Trust:                Putnam Variable Trust:
------------------------------- ----------------------------    ---------------------------              ------------------------
Products Fund:                  Aggressive Growth Portfolio     Growth Portfolio                         Putnam VT Asia Pacific
----------------------          Growth Portfolio                High Yield Bond Portfolio                  Growth Fund
VIP Equity-Income Portfolio     International Growth Portfolio  Income and Growth  Portfolio             Putnam VT Diversified
VIP Growth Portfolio            Worldwide Growth Portfolio      International Value Portfolio              Income Fund
VIP High Income Portfolio                                       Multi-Sector Bond Portfolio              Putnam VT Growth and
VIP Money Market Portfolio                                                                                 Income Fund
VIP Overseas Portfolio                                                                                   Putnam VT New Opportunities
                                                                                                           Fund
                                                                                                         Putnam VT Utilities Growth
                                                                                                           and Income Fund
                                                                                                         Putnam VT Voyager Fund



Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


         Each year ReliaStar Life deducts a $30 contract maintenance charge from your Contract. Reliastar Life reserves the right to waive this Annual Contract Charge for business applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios.

         There are also investment fund annual expenses which range from 0.28% to 1.19% of the average daily value of the investment fund depending upon the investment option which you select.

         If you take your money out, we may assess a withdrawal charge. This charge is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year
6. We may also assess a state premium tax charge which ranges from 0-3.5% depending upon the state.

         The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .08% below), the 1.40% insurance charges and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0% in both examples.




                                                                                                              Total Annual
                                                                                                              Expenses At End of:
                                                   Total Annual         Total Annual         Total Annual     (1)         (2)
INVESTMENT FUNDS                                   Insurance Charges    Portfolio Expenses     Expenses       1 Year       10 Years
-------------------                                ------------------   ------------------   ------------    ----------    --------
THE ALGER AMERICAN FUND:
  Growth Portfolio                                   1.48%                 0.79%               2.27%             $77        $ 260
  MidCap Growth Portfolio                            1.48%                 0.84%               2.32%             $77        $ 265
  Small Capitalization Portfolio                     1.48%                 0.89%               2.37%             $78        $ 270

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  VIP Equity-Income Portfolio                        1.48%                 0.58%               2.06%             $75        $ 239
  VIP Growth Portfolio                               1.48%                 0.69%               2.17%             $76        $ 250
  VIP High Income Portfolio                          1.48%                 0.71%               2.19%             $76        $ 252
  VIP Money Market Portfolio                         1.48%                 0.31%               1.79%             $72        $ 210
  VIP Overseas Portfolio                             1.48%                 0.92%               2.40%             $78        $ 273

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  VIP II Asset Manager Portfolio                     1.48%                 0.65%               2.13%             $76        $ 246
  VIP II Contrafund Portfolio                        1.48%                 0.71%               2.19%             $76        $ 252
  VIP II Index 500 Portfolio                         1.48%                 0.28%               1.76%             $72        $ 207
  VIP II Investment Grade Bond Portfolio             1.48%                 0.58%               2.06%             $75        $ 239

JANUS ASPEN SERIES:
  Aggressive Growth Portfolio                        1.48%                 0.76%               2.24%             $77        $ 257
  Growth Portfolio                                   1.48%                 0.70%               2.18%             $76        $ 251
  International Growth Portfolio                     1.48%                 0.96%               2.44%             $79        $ 277
  Worldwide Growth Portfolio                         1.48%                 0.74%               2.22%             $76        $ 255

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio                    1.48%                 0.77%               2.25%             $78        $ 267
  Partners Portfolio                                 1.48%                 0.86%               2.34%             $77        $ 258

NORTHSTAR VARIABLE TRUST:
  Growth Portfolio                                   1.48%                 0.80%               2.28%             $77        $ 261
  High Yield Bond Portfolio                          1.48%                 0.80%               2.28%             $77        $ 261
  Income and Growth Portfolio                        1.48%                 0.80%               2.28%             $77        $ 261
  International Value Portfolio                      1.48%                 0.80%               2.28%             $77        $ 261
  Multi-Sector Bond Portfolio                        1.48%                 0.80%               2.28%             $77        $ 261

OCC ACCUMULATION TRUST:
  Equity Portfolio                                   1.48%                 0.99%               2.47%             $79        $ 280
  Global Equity Portfolio                            1.48%                 1.19%               2.67%             $81        $ 300
  Managed Portfolio                                  1.48%                 0.87%               2.35%             $78        $ 268
  Small Cap Portfolio                                1.48%                 0.97%               2.45%             $79        $ 278

PUTNAM VARIABLE TRUST:
  Putnam VT Asia Pacific Growth Fund                 1.48%                 1.07%               2.55%             $80        $ 288
  Putnam VT Diversified Income Fund                  1.48%                 0.80%               2.28%             $77        $ 261
  Putnam VT Growth and Income Fund                   1.48%                 0.51%               1.99%             $74        $ 231
  Putnam VT New Opportunities Fund                   1.48%                 0.63%               2.11%             $75        $ 244
  Putnam VT Utilities Growth and Income Fund         1.48%                 0.74%               2.22%             $76        $ 255
  Putnam VT Voyager Fund                             1.48%                 0.59%               2.07%             $75        $ 240
______________________________________________________________________________________________________________________________

The charges reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from us. Withdrawals in excess of that will be charged a maximum of 6% in years 1 and 2 which reduces to 0 after year 6. After we have a payment for 6 years, there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 6 year withdrawal charge period.



8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment fund you choose. The following chart shows total returns through December 31, 1997, for each investment fund for the time periods shown. Under SEC Rules, this chart reports performance returns only for periods where our Contracts offered the investment fund for a complete year. These numbers reflect the insurance charges, the contract maintenance charge, the investment expenses and all other expenses of the investment fund. These numbers do not reflect any withdrawal charges and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.


Performances of certain of the portfolios reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.


                                                                        Calendar Year
                                                               1997          1996       1995
                                                              ------        ------     -------

THE ALGER AMERICAN FUND
     Growth Portfolio                                          n/a             n/a         n/a
     MidCap Growth Portfolio                                   n/a             n/a         n/a
     Small Capitalization Portfolio                            n/a             n/a         n/a
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     VIP Equity-Income Portfolio                               26.26%          12.60%     33.12%
     VIP Growth Portfolio                                      21.70%          13.02%     33.39%
     VIP High Income Portfolio                                 15.96%          12.36%     18.83%
     VIP Money Market Portfolio                                 3.96%           3.86%      4.31%
     VIP Overseas Portfolio                                     9.94%          11.55%      8.05%
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     VIP II Asset Manager Portfolio                            18.91%          12.92%     15.23%
     VIP II Contrafund Portfolio                               22.35%          19.53%       n/a
     VIP II Index 500 Portfolio                                30.79%          21.02%     35.19%
     VIP II Investment Grade Bond Portfolio                     7.48%           1.66%     15.60%
 JANUS ASPEN SERIES
     Aggressive Growth Portfolio                                  n/a           n/a         n/a
     Growth Portfolio                                             n/a           n/a         n/a
     International Growth Portfolio                               n/a           n/a         n/a
     Worldwide Growth Portfolio                                   n/a           n/a         n/a
 NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
     Limited Maturity Bond Portfolio                              n/a           n/a         n/a
     Partners Portfolio                                           n/a           n/a         n/a
 NORTHSTAR VARIABLE TRUST
     Growth Portfolio                                           12.99%        21.30%        n/a
     High Yield Bond Portfolio                                    n/a           n/a         n/a
     Income and Growth Portfolio                                13.94%        12.13%        n/a
     International Value Portfolio                                n/a           n/a         n/a
     Multi-Sector Bond Portfolio                                 5.46%        11.61%        n/a
 OCC ACCUMULATION TRUST
     Equity Portfolio                                             n/a           n/a         n/a
     Global Equity Portfolio                                      n/a           n/a         n/a
     Managed Portfolio                                            n/a           n/a         n/a
     Small Cap Portfolio                                          n/a           n/a         n/a
 PUTNAM VARIABLE TRUST
     Putnam VT Asia Pacific Growth Fund                        -15.91%         7.49%        n/a
     Putnam VT Diversified Income Fund                           5.82%         7.21%       17.38%
     Putnam VT Growth and Income Fund                           22.36%         20.13%      34.72%
     Putnam VT New Opportunities Fund                           21.51%          8.55%       n/a
     Putnam VT Utilities Growth and Income Fund                 25.27%         14.10%      29.16%
     Putnam VT Voyager Fund                                     24.69%         11.31%      38.62%




9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in any money you've taken out, or 2) the current value of your Contract, or 3) the value of your Contract at the most recent specified contract anniversary plus any money you've added since that anniversary reduced for any money you've taken out since that anniversary. If you die after age 85, your beneficiary would receive the Contract Value.

10.  OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

     * You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     * You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time.We call this feature Dollar Cost Averaging.
     * ReliaStar Life will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Portfolio Rebalancing.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 54401
1-800-621-3750

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-621-3750

or your registered representative

                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                                 1-800-621-3750


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY

         This Prospectus offers flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status".) Annuity payouts from the Contracts are deferred until a selected later date.

         You can allocate purchase payments to one or more Sub-Accounts of ReliaStar Select Variable Account (the "Variable Account"), a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), to be invested at net asset value in shares of one or more of a group of investment funds (the "Investment Funds"). The currently available Investment Funds are three portfolios of The Alger American Fund, five portfolios of Fidelity Variable Insurance Products Fund, four portfolios of Fidelity Variable Insurance Products Fund II, four portfolios of Janus Aspen Series, two portfolios of Neuberger&Berman Advisers Management Trust, five portfolios of the Northstar Variable Trust, four portfolios of the OCC Accumulation Trust and six funds of Putnam Variable Trust. Each Investment Fund pays its investment adviser certain fees charged against the assets of the Investment Fund. The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account".) You can also allocate payments to the Fixed Account (which is the general account of ReliaStar Life). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

         Additional information about the Contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated May 1, 1998, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available by accessing the SEC's internet web site (http: // www.sec.gov) or upon request without charge by writing to Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401 or by calling 1-800-621-3750. The Statement of Additional Information is incorporated by reference in this Prospectus and its Table of Contents can be found on page 31 of this Prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACT THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE INVESTMENT FUNDS, AND INTERESTS IN THE CONTRACTS AND THE FIXED ACCOUNT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT FUNDS OFFERED BY THE ALGER AMERICAN FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, JANUS ASPEN SERIES, NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST, THE NORTHSTAR VARIABLE TRUST, THE OCC ACCUMULATION TRUST AND PUTNAM VARIABLE TRUST, AND IS VALID ONLY WHEN ACCOMPANIED BY THESE PROSPECTUSES.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                                          TABLE OF CONTENTS


Definitions..................................................   4      Frequency and Amount of Annuity Payments................  23
Summary of Contract Expenses.................................   6      Annuity Payments........................................  24
ReliaStar Life...............................................  12      Sub-Account Annuity Unit Value..........................  24
The Variable Account.........................................  12      Assumed Investment Rate.................................  24
Investments of the Variable Account..........................  12   Federal Tax Status.........................................  24
Charges Made by ReliaStar Life...............................  16      Introduction............................................  24
    Surrender Charge (Contingent Deferred Sales Charge)......  16      Tax Status of the Contract..............................  25
    Annual Contract Charge...................................  16      Taxation of Annuities...................................  26
    Waiver of Charges........................................  17      Taxation of Death Benefit Proceeds......................  26
    Mortality Risk Premium...................................  17      Penalty Tax on Certain Distributions....................  27
    Expense Risk Premium.....................................  17      Possible Changes in Taxation............................  27
    Administration Charge....................................  17      Transfers, Assignments or Exchanges of a Contract.......  27
    Premium and Other Taxes..................................  17      Withholding.............................................  27
    Reduction or Waiver of Charges...........................  18      Multiple Contracts......................................  27
    Expenses of the Investment Funds.........................  18      Taxation of Qualified Plans.............................  28
Administration of the Contracts..............................  18      Possible Charge for ReliaStar Life's Taxes..............  28
The Contracts................................................  18      Other Tax Consequences..................................  28
    Allocation of Purchase Payments..........................  18   Voting of Fund Shares......................................  29
    Sub-Account Accumulation Unit Value......................  19   Distribution of the Contracts..............................  29
    Net Investment Factor....................................  19   Revocation.................................................  29
    Death Benefit Before the Annuity Commencement Date.......  19   Reports to Owners..........................................  30
    Death Benefit After the Annuity Commencement Date........  20   Preparing for Year 2000....................................  30
    Surrender (Redemption)...................................  20   Legal Proceedings..........................................  30
    Systematic Withdrawals...................................  20   Financial Statements and Experts...........................  30
    Transfers................................................  21   Further Information........................................  30
    Dollar Cost Averaging Transfers..........................  21   Statement of Additional Information Table of Contents......  31
    Portfolio Rebalancing Service............................  22   Appendix A: The Fixed Account..............................  A-1
    Assignments..............................................  22   Appendix B: Performance Information and Condensed..........  B-1
    Contract Owner and Beneficiaries.........................  22
    Contract Inquiries.......................................  23
Annuity Provisions...........................................  23   Investment Fund Prospectuses
    Annuity Commencement Date................................  23   ("Select*Product Investment Options")
    Annuity Form Selection...................................  23      The Alger American Fund
    Annuity Forms............................................  23      Fidelity Variable Insurance Products Fund (VIP)
                                                                       Fidelity Variable Insurance Products Fund II (VIP II)
                                                                       Janus Aspen Series
                                                                       Neuberger&Berman Advisers Management Trust
                                                                       Northstar Variable Trust
                                                                       OCC Accumulation Trust
                                                                       Putnam Variable Trust





                                   DEFINITIONS



ANNUITANT - The person who is named by the Owner whose life determines the annuity benefits payable.


ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE) - The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

BENEFICIARY - The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the Annuitant's death.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - Occurs yearly on the same day and month the Contract was issued.


CONTRACT OWNER (OWNER) - The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons only, except when it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code.


CONTRACT VALUE - The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus
         (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

CONTRACT YEAR - Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.

DEATH BENEFIT - The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date".)

DEATH BENEFIT VALUATION DATE - The Death Benefit Valuation Date is the Valuation
         Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.

FIXED ACCOUNT - The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

FIXED ANNUITY - An annuity with payments which do not vary as to dollar amount.

INVESTMENT FUNDS - Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

QUALIFIED PLAN - A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

SPECIFIED CONTRACT ANNIVERSARY - Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date".)

SUB-ACCOUNT - That portion of the Variable Account which invests in shares of a specific Investment Fund.

SUB-ACCOUNT ACCUMULATION UNIT - A unit of measure used to determine the Variable
         Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY - The person named to become the Beneficiary if the Beneficiary is not alive.

VALUATION DATE - Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King Day; President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD - The time interval between a Valuation Date and the next
         Valuation Date.

VARIABLE ACCOUNT - A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

VARIABLE ANNUITY - A series of periodic payments to the Contract Payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the Contract.

VARIABLE ANNUITY UNIT - A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.



                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases...........................................None

Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years) (a)

CONTRACT YEAR OF SURRENDER MINUS CONTRACT    SURRENDER CHARGE AS A PERCENTAGE OF
         YEAR OF PURCHASE PAYMENT                    EACH PURCHASE PAYMENT
         ------------------------                    ---------------------
                  0-1                                          6%
                  2-3                                          5
                  4-5                                          4
              6 and later                                      0

Transfer Charge(b)..........................................................None
ANNUAL CONTRACT CHARGE.......................................................$30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
Mortality and Expense Risk Premiums........................................1.25%
Other Account Fees and Expenses (See "Administration Charge").............. .15%
Total Variable Account Annual Expenses.....................................1.40%

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS(d)(e)(f)(g)(h)(i):
(as a percentage of Investment Fund average net assets)

                                                                                                 TOTAL INVESTMENT
                                                                       MANAGEMENT      OTHER       FUND ANNUAL
                                                                          FEES         EXPENSES       EXPENSES
                                                                          ----         --------       --------
THE ALGER AMERICAN FUND
     Growth Portfolio(c)                                                  0.75%        0.04%           0.79%
     MidCap Growth Portfolio(c)                                           0.80%        0.04%           0.84%
     Small Capitalization Portfolio(c)                                    0.85%        0.04%           0.89%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
     VIP Equity-Income Portfolio(c)(d)                                    0.50%        0.08%           0.58%
     VIP Growth Portfolio(c)(d)                                           0.60%        0.09%           0.69%
     VIP High Income Portfolio(c)                                         0.59%        0.12%           0.71%
     VIP Money Market Portfolio                                           0.21%        0.10%           0.31%
     VIP Overseas Portfolio(c)(d)                                         0.75%        0.17%           0.92%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
     VIP II Asset Manager Portfolio(c)(d)                                 0.55%        0.10%           0.65%
     VIP II Contrafund Portfolio(c)(d)                                    0.60%        0.11%           0.71%
     VIP II Index 500 Portfolio(c)(e)                                     0.24%        0.04%           0.28%
     VIP II Investment Grade Bond Portfolio(c)                            0.44%        0.14%           0.58%
JANUS ASPEN SERIES:
     Aggressive Growth Portfolio(c)(f)                                    0.73%        0.03%           0.76%
     Growth Portfolio(c)(f)                                               0.65%        0.05%           0.70%
     International Growth Portfolio(c)(f)                                 0.67%        0.29%           0.96%
     Worldwide Growth Portfolio(c)(f)                                     0.66%        0.08%           0.74%
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
     Limited Maturity Bond Portfolio(c)                                   0.65%        0.12%           0.77%
     Partners Portfolio(c)                                                0.80%        0.06%           0.86%
NORTHSTAR VARIABLE TRUST:
     Growth Portfolio(g)                                                  0.75%         0.05%          0.80%
     High Yield Bond Portfolio(g)                                         0.75%         0.05%          0.80%
     Income and Growth Portfolio(g)                                       0.75%         0.05%          0.80%
     International Value Portfolio(g)                                     0.75%         0.05%          0.80%
     Multi-Sector Bond Portfolio(g)                                       0.75%         0.05%          0.80%
OCC ACCUMULATION TRUST:
     Equity Portfolio(c)(h)                                               0.80%         0.19%          0.99%
     Global Equity Portfolio(c)(h)                                        0.79%         0.40%          1.19%
     Managed Portfolio(c)(h)                                              0.80%         0.07%          0.87%
     Small Cap Portfolio(c)(h)                                            0.80%         0.17%          0.97%
PUTNAM VARIABLE TRUST:
     Putnam VT Asia Pacific Growth Fund(i)                                0.80%         0.27%          1.07%
     Putnam VT Diversified Income Fund(i)                                 0.69%         0.11%          0.80%
     Putnam VT Growth and Income Fund(i)                                  0.47%         0.04%          0.51%
     Putnam VT New Opportunities Fund(i)                                  0.58%         0.05%          0.63%
     Putnam VT Utilities Growth and Income Fund(i)                        0.67%         0.07%          0.74%
     Putnam VT Voyager Fund(i)                                            0.54%         0.05%          0.59%



         The fee and expense information regarding the Investment Funds was provided by the Funds.

         Except for the Northstar Variable Trust, neither the Investment Funds nor their Advisers are affiliated with ReliaStar Life.

EXAMPLES

         If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                 1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                                 ------     -------    -------     --------
THE ALGER AMERICAN FUND:                                            $          $          $            $
     Growth Portfolio                                              77         116        157          260
     MidCap Growth Portfolio                                       77         117        160          265
     Small Capitalization Portfolio                                78         119        162          270
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
     VIP Equity-Income Portfolio                                   75         110        147          239
     VIP Growth Portfolio                                          76         113        152          250
     VIP High Income Portfolio                                     76         113        153          252
     VIP Money Market Portfolio                                    72         101        133          210
     VIP Overseas Portfolio                                        78         120        164          273
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
     VIP II Asset Manager Portfolio                                76         112        150          246
     VIP II Contrafund Portfolio                                   76         113        153          252
     VIP II Index 500 Portfolio                                    72         100        131          207
     VIP II Investment Grade Bond Portfolio                        75         110        147          239
JANUS ASPEN SERIES:
     Aggressive Growth Portfolio                                   77         115        156          257
     Growth Portfolio                                              76         113        153          251
     International Growth Portfolio                                79         121        166          277
     Worldwide Growth Portfolio                                    76         114        155          255
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
     Limited Maturity Bond Portfolio                               78         118        161          267
     Partners Portfolio                                            77         115        156          258
NORTHSTAR VARIABLE TRUST:
     Growth Portfolio                                              77         116        158          261
     High Yield Bond Portfolio                                     77         116        158          261
     Income and Growth Portfolio                                   77         116        158          261
     International Value Portfolio                                 77         116        158          261
     Multi-Sector Bond Portfolio                                   77         116        158          261
OCC ACCUMULATION TRUST:
     Equity Portfolio                                              79         122        167          280
     Global Equity Portfolio                                       81         128        177          300
     Managed Portfolio                                             78         118        161          268
     Small Cap Portfolio                                           79         121        166          278
PUTNAM VARIABLE TRUST:
     Putnam VT Asia Pacific Growth Fund                            80         124        171          288
     Putnam VT Diversified Income Fund                             77         116        158          261
     Putnam VT Growth and Income Fund                              74         107        143          231
     Putnam VT New Opportunities Fund                              75         111        149          244
     Putnam VT Utilities Growth and Income Fund                    76         114        155          255
     Putnam VT Voyager Fund                                        75         110        147          240


         If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.*

                                                                 1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                                 ------     -------    -------     --------
THE ALGER AMERICAN FUND:                                            $          $          $            $
     Growth Portfolio                                              77         71         121          260
     MidCap Growth Portfolio                                       77         72         124          265
     Small Capitalization Portfolio                                78         74         126          270
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
     VIP Equity-Income Portfolio                                   75         65         111          239
     VIP Growth Portfolio                                          76         68         116          250
     VIP High Income Portfolio                                     76         68         117          252
     VIP Money Market Portfolio                                    72         56          97          210
     VIP Overseas Portfolio                                        78         75         128          273
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
     VIP II Asset Manager Portfolio                                76         67         114          246
     VIP II Contrafund Portfolio                                   76         68         117          252
     VIP II Index 500 Portfolio                                    72         55          95          207
     VIP II Investment Grade Bond Portfolio                        75         65         111          239
JANUS ASPEN SERIES:
     Aggressive Growth Portfolio                                   77         70         120          257
     Growth Portfolio                                              76         68         117          251
     International Growth Portfolio                                79         76         130          277
     Worldwide Growth Portfolio                                    76         69         119          255
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
     Limited Maturity Bond Portfolio                               78         73         125          267
     Partners Portfolio                                            77         70         120          258
NORTHSTAR VARIABLE TRUST:
     Growth Portfolio                                              77         71         122          261
     High Yield Bond Portfolio                                     77         71         122          261
     Income and Growth Portfolio                                   77         71         122          261
     International Value Portfolio                                 77         71         122          261
     Multi-Sector Bond Portfolio                                   77         71         122          261
OCC ACCUMULATION TRUST:
     Equity Portfolio                                              79         77         131          280
     Global Equity Portfolio                                       81         83         141          300
     Managed Portfolio                                             78         73         125          268
     Small Cap Portfolio                                           79         76         130          278
PUTNAM VARIABLE TRUST:
     Putnam VT Asia Pacific Growth Fund                            80         79         135          288
     Putnam VT Diversified Income Fund                             77         71         122          261
     Putnam VT Growth and Income Fund                              74         62         107          231
     Putnam VT New Opportunities Fund                              75         66         113          244
     Putnam VT Utilities Growth and Income Fund                    76         69         119          255
     Putnam VT Voyager Fund                                        75         65         111          240



*If the Contract's Annuity Commencement Date occurs during the first two Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.

         If you do not surrender or annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $ 1,000 investment, assuming a 5% annual return on assets.


                                                                 1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                                 ------     -------    -------     --------
THE ALGER AMERICAN FUND:                                            $          $          $            $
     Growth Portfolio                                              23         71         121          260
     MidCap Growth Portfolio                                       23         72         124          265
     Small Capitalization Portfolio                                24         74         126          270
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
     VIP Equity-Income Portfolio                                   21         65         111          239
     VIP Growth Portfolio                                          22         68         116          250
     VIP High Income Portfolio                                     22         68         117          252
     VIP Money Market Portfolio                                    18         56          97          210
     VIP Overseas Portfolio                                        24         75         128          273
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
     VIP II Asset Manager Portfolio                                22         67         114          246
     VIP II Contrafund Portfolio                                   22         68         117          252
     VIP II Index 500 Portfolio                                    18         55          95          207
     VIP II Investment Grade Bond Portfolio                        21         65         111          239
JANUS ASPEN SERIES:
     Aggressive Growth Portfolio                                   23         70         120          257
     Growth Portfolio                                              22         68         117          251
     International Growth Portfolio                                25         76         130          277
     Worldwide Growth Portfolio                                    22         69         119          255
NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST:
     Limited Maturity Bond Portfolio                               24         73         125          267
     Partners Portfolio                                            23         70         120          258
NORTHSTAR VARIABLE TRUST:
     Growth Portfolio                                              23         71         122          261
     High Yield Bond Portfolio                                     23         71         122          261
     Income and Growth Portfolio                                   23         71         122          261
     International Value Portfolio                                 23         71         122          261
     Multi-Sector Bond Portfolio                                   23         71         122          261
OCC ACCUMULATION TRUST:
     Equity Portfolio                                              25         77         131          280
     Global Equity Portfolio                                       27         83         141          300
     Managed Portfolio                                             24         73         125          268
     Small Cap Portfolio                                           25         76         130          278
PUTNAM VARIABLE TRUST:
     Putnam VT Asia Pacific Growth Fund                            26         79         135          288
     Putnam VT Diversified Income Fund                             23         71         122          261
     Putnam VT Growth and Income Fund                              20         62         107          231
     Putnam VT New Opportunities Fund                              21         66         113          244
     Putnam VT Utilities Growth and Income Fund                    22         69         119          255
     Putnam VT Voyager Fund                                        21         65         111          240



(a) In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see, "Surrender Charge (Contingent Deferred Sales Charge)". ReliaStar Life reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. For more information on the processing fee, see "Surrender (Redemption)".

(b) ReliaStar Life currently does not impose a charge on transfers between the Sub-Accounts or to the Fixed Account, although it reserves the right to impose a charge not to exceed $25 per transfer.

(c) ReliaStar Life or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by ReliaStar Life and certain of ReliaStar Life's insurance company affiliates.
         The percentage paid may vary from one Fund company to another.
         These amounts are intended to compensate ReliaStar Life or ReliaStar Life's affiliates for administrative, record keeping, distribution in some cases, and other services provided by such parties to the Funds and/or the Funds' affiliates. Currently, ReliaStar Life has service arrangements with Fred Alger Management, Inc., Fidelity Management & Research Company, Janus Capital, Neuberger&Berman Management, and OpCap Advisors. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.

(d) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio, and .68% for VIP II Contrafund Portfolio.

(e) FMR agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .27%, .13, and .40%, respectively. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(f) Management fees for Growth, Aggressive Growth, International Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, International Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Growth Portfolio; 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.79%, 0.29% and 1.08% for International Growth Portfolio; and 0.72%, 0.09% and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(g) The investment adviser to the Northstar Variable Trust has agreed to reimburse the five Northstar Portfolios for any expenses in excess of 0.80% of each Portfolio's average daily net assets. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1997 would have been: Northstar Variable Trust Growth Portfolio: 1.09%; Northstar Variable Trust High Yield Bond Portfolio: 1.35%; Northstar Variable Trust Income and Growth
         Portfolio: 1.11%; Northstar Variable Trust Multi-Sector Bond Portfolio:
         1.36%. For the Northstar Variable Trust International Value Portfolio, on an annualized basis, absent expense reimbursement, the actual expenses for this Portfolio are estimated to be 2.61%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(h) The annual Other Expenses of OCC Accumulation Trust Portfolios are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been: .80%, .19% and .99%, respectively, for the Equity Portfolio, .80%, .17% and .97%, respectively, for the Small Cap Portfolio, .80%, .07% and .87%, respectively, for the Managed Portfolio and .80%, .40% and 1.20%, respectively, for the Global Equity Portfolio.

(i) The expenses shown in the table do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses.

         THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.


         The purpose of this table is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.078% of the Variable Account and Fixed Account values. There is an accumulation unit value history contained in Appendix B--Condensed Financial Information.


         In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes".

For Performance Information and Condensed Financial Information, see Appendix B.

                                 RELIASTAR LIFE

         ReliaStar Life, organized in 1885, is a Minnesota stock life insurance company. ReliaStar Life is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a publicly traded Delaware holding company, whose shares are listed on the New York Stock Exchange. ReliaStar Life offers individual life insurance and annuities, employee benefits, and retirement contracts. ReliaStar Life is admitted to do business in the District of Columbia and all states except New York. Its home office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612/372-5507).

         The Contracts described in this Prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the Contracts.

                              THE VARIABLE ACCOUNT

         The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Portfolios. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's General Account.

         The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains, and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

         Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.

                       INVESTMENTS OF THE VARIABLE ACCOUNT

         When you apply for a Contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently thirty-three Sub-Accounts. Each Sub-Account invests in shares of one of the Investment Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. However, you are only permitted to participate in a maximum of seventeen Sub-Accounts over the lifetime of your Contract. Upon participation in the seventeenth Sub-Account since the issue of the Contract you would only be able to transfer within the seventeen Sub-Accounts already utilized and which are still available. For example, assume that you select seven investment options. Later you transfer out of all of your seven initial selections and choose ten different options, none of which are the same as your original seven selections. You have now used your maximum selection of seventeen Sub-Accounts. You can still allocate purchase payments or transfers among any of the seventeen Sub-Accounts you have previously selected. However, you cannot allocate funds to the remaining Sub-Accounts. An Owner may make partial or complete transfers to the Fixed Account from the Variable Account at any time.

         The following are the investment advisers for the Investment Funds. The advisers are paid fees for their services by the Funds they manage. Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund; Fidelity Management & Research Company ("FMR") is the investment adviser for the five portfolios of Fidelity Variable Insurance Products Funds
I (VIP) and for the four portfolios of Fidelity Variable Insurance Products Funds II (VIP II); Janus Capital Corporation ("Janus Capital") is the investment adviser for the four portfolios of Janus Aspen Series; Neuberger&Berman Management Inc., with the assistance of Neuberger&Berman, LLC as sub-adviser, is the investment adviser for the AMT Partners Portfolio and AMT Limited Maturity Bond Portfolio of the Advisers Management Trust; Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the five funds of the Northstar Variable Trust. The Northstar Variable Trust Growth Portfolio is sub-advised by Navellier Fund Management, Inc. and the Northstar Variable Trust International Value Portfolio is sub-advised by Brandes Investment Partners, L.P.; OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust; and Putnam Investment Management, Inc. ("Putnam Management") is the investment adviser for the six portfolios of Putnam Variable Trust.

         The Investment Funds currently offered, and the investment objective of each, are named below. More detailed information about the Investment Funds can be found in the current prospectus and Statement of Additional Information for each Investment Fund. These prospectuses accompany this Prospectus in a book entitled "Select*Product Investment Options." The Investment Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.


FUND DESCRIPTIONS



INVESTMENT FUNDS                                                INVESTMENT OBJECTIVE
------------------                                              --------------------
THE ALGER AMERICAN FUND:
         Growth Portfolio                                       Long-term capital appreciation
         MidCap Growth Portfolio                                Long-term capital appreciation
         Small Capitalization Portfolio                         Long-term capital appreciation

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
         VIP Equity-Income Portfolio                            Reasonable income; capital appreciation
         VIP Growth Portfolio                                   Capital appreciation
         VIP High Income Portfolio                              High current income
         VIP Money Market Portfolio                             Income while maintaining stable $1.00
                                                                   share price
         VIP Overseas Portfolio                                 Long-term capital growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
         VIP II Asset Manager Portfolio                         High total return with reduced risk over
                                                                   the long-term
         VIP II Contrafund Portfolio                            Capital appreciation
         VIP II Index 500 Portfolio                             Total return that corresponds to that of
                                                                   the Standard & Poor's 500 Index
         VIP II Investment Grade Bond Portfolio                 High current income

JANUS ASPEN SERIES:
         Aggressive Growth Portfolio                            Long-term capital growth
         Growth Portfolio                                       Long-term capital growth
         International Growth Portfolio                         Long-term capital growth
         Worldwide Growth Portfolio                             Long-term capital growth

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
         Limited Maturity Bond Portfolio                        Highest current income consistent with
                                                                   low risk to principal and liquidity, and
                                                                   secondarily, total return
         Partners Portfolio                                     Capital growth



NORTHSTAR VARIABLE TRUST (NORTHSTAR):
         Growth Portfolio                                       Long-term capital growth
         High Yield Bond Portfolio                              High current yield and capital
                                                                   appreciation
         Income and Growth Portfolio                            Consistent level of income;
                                                                   capital appreciation
         International Value Portfolio                          Long-Term capital appreciation
         Multi-Sector Bond Portfolio                            Current income; capital preservation

OCC ACCUMULATION TRUST:
         Equity Portfolio                                       Long-term capital appreciation
         Global Equity Portfolio                                Long-term capital appreciation
         Managed Portfolio                                      Capital growth
         Small Cap Portfolio                                    Capital appreciation

PUTNAM VARIABLE TRUST:
         Putnam VT Asia Pacific Growth Fund                     Capital appreciation
         Putnam VT Diversified Income Fund                      Capital growth; current income
         Putnam VT Growth and Income Fund                       Capital growth; current income
         Putnam VT New Opportunities Fund                       Capital appreciation
         Putnam VT Utilities Growth and Income Fund             Capital growth; current income
         Putnam VT Voyager Fund                                 Capital appreciation


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.

         ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Investment Funds.

         The Investment Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.

REINVESTMENT

         The Investment Funds described above have as a policy the distribution of income, dividends and capital gains. However, under the Contracts there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES


         ReliaStar Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio of an Investment Fund are no longer available for investment or if in ReliaStar Life's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, or because, in our sole discretion, for marketing, tax, regulatory requirements or investment conditions, ReliaStar Life may redeem the shares of that portfolio and substitute shares of another registered open-end investment company. ReliaStar Life will not substitute any shares attributable to a Contract's interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

         ReliaStar Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio or delete Sub-Accounts pursuant to the process described in this section. Subject to applicable law and any required SEC approval, ReliaStar Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax or regulatory considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.


         If any of these substitutions or changes are made, ReliaStar Life may, by appropriate endorsement, change the Contract to reflect the substitution or change. If ReliaStar Life deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the Act if registration is no longer required, or it may be combined with other separate accounts of ReliaStar Life.


         In the event of any such substitution, deletion or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts. If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.

         The Company currently plans to discontinue offering certain of the Funds as investment options. It is anticipated that this will occur in the first half of 1999, subject to and contingent upon receipt of various approvals. It is expected that any policyholder monies that are invested in Sub-Accounts investing in the discontinued Funds will be transferred to alternate Funds with similar investment objectives. Policyholders who have investments in any of discontinued Funds will be permitted for a period of 30 days to transfer their investment into a non-discontinued Fund without payment of any transfer charge.


                         CHARGES MADE BY RELIASTAR LIFE

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


         No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge, is intended to reimburse ReliaStar Life for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.


         If part or all of a Contract's value is surrendered, or, except for contracts issued in the State of Washington, if the Contract's Annuity Commencement Date occurs within the first two years after the Contract is issued, surrender charges may be made by ReliaStar Life.

         For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings. "New Purchase Payments" are those Contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years; "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

         Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of Systematic Withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and
(c) any Contract Earnings being surrendered.

         TOTAL SURRENDERS - The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

                        SURRENDER CHARGE PERCENTAGE TABLE
                        ---------------------------------
            CONTRACT YEAR OF SURRENDER         SURRENDER CHARGE AS A
              MINUS CONTRACT YEAR OF             PERCENTAGE OF EACH
                 PURCHASE PAYMENT                 PURCHASE PAYMENT
                 ----------------                 ----------------

                        0-1                              6%
                        2-3                              5
                        4-5                              4
                    6 and later                          0


         PARTIAL SURRENDERS - The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.


         If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

ANNUAL CONTRACT CHARGE


         Each year on the Contract Anniversary, ReliaStar Life deducts an Annual Contract Charge of $30 from the Contract Value. ReliaStar Life will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such surrender. If a fixed annuity payment or a variable annuity payment is selected, then the Annual Contract Charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate Annual Contract Charge will be assessed against each annuity.

Waiver of Charges

         ReliaStar Life reserves the right to waive the Annual Contract Charge for business applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the Annual Contract Charge on Contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the Charge. ReliaStar Life will not waive the Annual Contract Charges assessed and deducted from annuity payments.

         Under certain circumstances as defined in the Contract and the Rider(s) related to the provisions below, beginning one year after the effectiveness of the Rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the Contract. ReliaStar Life will permit a full or partial surrender without a surrender charge if (1) the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the Contract without incurring a surrender charge.

         These waivers are subject to the specific provisions of the Rider(s) and may not be available in all states.


MORTALITY RISK PREMIUM

         The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

         To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account. ReliaStar Life may not change the rate charged for the Mortality Risk Premium under any Contract.

EXPENSE RISK PREMIUM

         ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an Expense Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values. ReliaStar Life may not change the rate of the Expense Risk Premium under any Contract.

ADMINISTRATION CHARGE

         ReliaStar Life deducts a daily Administration Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the Contracts and the Variable Account. ReliaStar Life may not change the rate of the Administration Charge under any Contract.

PREMIUM AND OTHER TAXES

         Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an Annuity Form) as permitted or required by applicable law.

         Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a Contract will not be able to accurately determine the premium tax applicable to the Contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OR WAIVER OF CHARGES


         Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.


EXPENSES OF THE INVESTMENT FUNDS

         There are fees deducted from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.

                         ADMINISTRATION OF THE CONTRACTS

         ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. These administrative functions are located at: the Variable Annuity Administration Center, P.O. Box 59218, Minneapolis, Minnesota 55459-0218; Telephone 1-800-621-3750.

                                  THE CONTRACTS

         The Contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

ALLOCATION OF PURCHASE PAYMENTS

         Purchase payments can be allocated by the Owner to up to seventeen of the available Sub-Accounts of the Variable Account selected and/or to the Fixed Account. (See Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.



         The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments.
For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.


         Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

         An Investment Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Investment Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Investment Fund, such purchase payments will be refunded.

SUB-ACCOUNT ACCUMULATION UNIT VALUE

         Each Sub-Account Accumulation Unit was initially valued at $10 when the first Investment Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

         Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

         The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Investment Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

         (1)      is the net result of:

                  (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

                  (b) the per share amount of any dividend or capital gain distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

                  (c) a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

         (2)      is the net result of:

                  (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

                  (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

         (3) is a factor representing the Mortality Risk Premium, the Expense Risk Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

         If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. For this purpose the Death Benefit will be:

         (1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the purchase payments received by ReliaStar Life under the Contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

         (2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

         If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an Annuity Form is requested, it may be any Annuity Form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An Annuity Form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

         If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or (2) select any Annuity Form which does not exceed such spouse's life expectancy.

         If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See "Annuity Provisions.")

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

         If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the Annuity Form in effect.

SURRENDER (REDEMPTION)

         If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge)".) Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the Contract Value before the surrender payment is made.

         Surrenders must be consented to by each collateral assignee. ReliaStar Life reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with ReliaStar Life.

         ReliaStar Life may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

         ReliaStar Life reserves the right to limit the number of partial surrenders, and to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

         If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.

         If the Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities".)

         Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS

         Systematic Withdrawals, which are a specialized form of Partial Surrenders (See "Surrender (Redemption)."), are offered for both Qualified Plan Contracts and for Non-Qualified Contracts. The Owner may elect to take Systematic Withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. Systematic Withdrawals can be taken from Variable Account Contract

Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals can be discontinued by the Owner at any time by notifying ReliaStar Life in writing.

         ReliaStar Life reserves the right to modify or discontinue offering Systematic Withdrawals, however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for Partial Surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the Systematic Withdrawal payment or $25.

         Systematic Withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities".)

         Contract Owners interested in participating in the Systematic Withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

TRANSFERS


         Before the Annuity Commencement Date, the Owner can transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account. Subject to certain restrictions, amounts can also be transferred from the Fixed Account to the Sub-Accounts. Currently, there are our methods by which transfers may be made: in writing, by telephone or fax, by Dollar Cost Averaging and by Portfolio Rebalancing.

         WRITTEN TRANSFERS - Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Currently, there is no charge for such a transfer, other than those that may be made by the Funds. ReliaStar Life reserves the right, however, to charge a transfer fee not to exceed $25 per transfer and to limit the number of transfers made by the Owner. After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values. However, no transfers can be made to the Fixed Account after the Annuity Commencement Date.

         Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that (a) transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,
(b) no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and (c) such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less). No transfers may be made from the Fixed Account after the Annuity Commencement Date.

         The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, Dollar Cost Averaging Transfers, and Portfolio Rebalancing.

         TELEPHONE/FAX INSTRUCTIONS - An Owner is allowed to enter the following types of instructions either by telephone or by fax if to complete a telephone/fax instruction authorization form: (1) transfers between funds, (2) surrenders, (3) changes of allocations among fund options, (4) change of source funds for systematic withdrawals, and (5) change of source funds for variable annuitization payouts If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

         DOLLAR COST AVERAGING TRANSFERS - You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. ReliaStar Life makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You can discontinue Dollar Cost Averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in Dollar Cost Averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

         ReliaStar Life reserves the right to modify or discontinue offering Dollar Cost Averaging. Any such modification or discontinuation would not affect Dollar Cost Averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the Dollar Cost Averaging program, it reserves the right to charge a processing fee for Dollar Cost Averaging transfers not to exceed $25 per transfer.


         PORTFOLIO REBALANCING SERVICE - You may request this service if your Contract Value, is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service can be discontinued if your Contract falls below $10,000.


         You can discontinue Portfolio Rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in Portfolio Rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering Portfolio Rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the Portfolio Rebalancing program, it reserves the right to charge a processing fee for Portfolio Rebalancing transfers not to exceed $25 per transfer.

ASSIGNMENTS

         If the Contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the Contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES

         Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract. No more than two (2) natural persons may be named as Owner.

         The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the Annuity Form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

         A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

         Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

         Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice, and ReliaStar Life shall not be responsible for the validity of any change.

CONTRACT INQUIRIES

         Inquiries regarding a Contract may be made by writing to the ReliaStar Life Insurance Company, Variable Annuity Administration Center, Route 4300, P.O. Box 59218, Minneapolis, Minnesota 55459-0218, or by calling 1-800-621-3750.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

         The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date. If the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the Contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct Surrender Charges. (See "Surrender Charge (Contingent Deferred Sales Charge)".)



ANNUITY FORM SELECTION

         The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application for the Contract. Thereafter, the Owner may change the Annuity Form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.

ANNUITY FORMS

         Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

         LIFE ANNUITY - An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

         LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) - An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

         JOINT AND FULL SURVIVOR ANNUITY - An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

         ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

         Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or become less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

ANNUITY PAYMENTS

         The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected.

         Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

         The Annual Contract Charge is deducted in equal installments from each annuity payment. When a fixed annuity payment is made in conjunction with a variable annuity payment, an Annual Contract Charge is assessed against each type of payment and is deducted in equal installments from each annuity payment. Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and Other Taxes".)

         The annuity tables in the Contracts are based on the annuity mortality table as defined in the Contract.

         ReliaStar Life guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE

         A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time Accumulation Units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor".)

ASSUMED INVESTMENT RATE

         An assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.

                               FEDERAL TAX STATUS

INTRODUCTION

         THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. The Contracts are designed for use by individuals in connection with retirement plans which may or may not be

Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. No attempt is made to consider any applicable state or other tax laws. The discussion is based on ReliaStar Life's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

         The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on ReliaStar Life's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAX STATUS OF THE CONTRACT

         DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar Life does not have control over the Investment Funds in which the Variable Account invests, ReliaStar Life expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

         The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, ReliaStar Life reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the Contract for favorable tax treatment.

         REQUIRED DISTRIBUTIONS

         In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

         The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. ReliaStar Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

         IN GENERAL

         Section 72 of the Code governs taxation of annuities in general. ReliaStar Life believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial surrenders and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

         The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. ReliaStar Life restricts ownership of Non-Qualified Contracts to no more than two natural persons.

         The following discussion generally applies to Contracts owned by natural persons.

         SURRENDERS

         In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

         In the case of a surrender from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

         In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

         A Federal penalty tax may apply to certain surrenders. (See "Penalty Tax on Certain Distributions".)

         ANNUITY PAYMENTS

         Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.



TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


PENALTY TAX ON CERTAIN DISTRIBUTIONS

         In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

         1.       made on or after the taxpayer reaches age 59 1/2;

         2. made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);

         3.       attributable to the taxpayer's becoming disabled;

         4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

         5. made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

         6. made under certain annuities issued in connection with structured settlement agreements.

         Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.


POSSIBLE CHANGES IN TAXATION

         The President's 1999 Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers amoung investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

         A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

         Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

         Section 72(e)(11) of the Code treats non-qualified deferred annuity contracts issued by ReliaStar Life (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

         The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms of the plan itself. Favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences can result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. ReliaStar Life is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless ReliaStar Life consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

         PENSION AND PROFIT SHARING PLANS

         Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.

         INDIVIDUAL RETIREMENT ANNUITIES

         Section 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions may commence. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract owner reaches age 70 1/2 for the traditional IRA, but not for the Roth IRA (see below). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.


         Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

         Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

         TAX SHELTERED ANNUITIES

         Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of elective contributions and earnings on those contributions; and Distribution may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

POSSIBLE CHARGE FOR RELIASTAR'S TAXES

         At the present time, ReliaStar Life makes no charge to the Sub-Accounts for any Federal, state, or local taxes that ReliaStar Life incurs which may be attributable to such Sub-Accounts or to the Contracts. ReliaStar Life, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts or the Contracts.

OTHER TAX CONSEQUENCES

         As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect ReliaStar Life's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                              VOTING OF FUND SHARES

         As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the Contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Investment Fund shares held in the Sub-Accounts in its own right.

         Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

         Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

         All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by ReliaStar Life, not more than 90 days before the meeting of the applicable Fund.

         Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of ReliaStar Life. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 7.5% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

                                   REVOCATION

         The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be for a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract written notice must be mailed or delivered to:

                    ReliaStar Life Insurance Company
                    c/o Variable Annuity Administration Center
                    Route 4300
                    P.O. Box 59218
                    Minneapolis, MN 55429-0218

         The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

                                REPORTS TO OWNERS

         ReliaStar Life will mail to the Contract Owner, at the last known address of record at the home office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.


                            PREPARING FOR YEAR 2000

         Like all financial services providers, ReliaStar Life utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. ReliaStar Life has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on ReliaStar Life. However, as of the date of this prospectus, it is not anticipated that Contract owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. ReliaStar Life currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that it will be successful, or that interaction with other service providers will not impair ReliaStar's services at that time.


                                LEGAL PROCEEDINGS


         ReliaStar Life and its affiliates, like other life insurance companies, are involved in lawsuits, which may include class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, ReliaStar Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or upon ReliaStar Life.


                        FINANCIAL STATEMENTS AND EXPERTS

         The annual financial statements of ReliaStar Select Variable Account as of December 31, 1997 and for each of the two years in the period then ended and the annual financial statements of ReliaStar Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated by reference and have been so incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                               FURTHER INFORMATION

         A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar Life and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

         INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, ON PAGE A-1, AND CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B, ON
PAGE B-1.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Introduction.................................................................S-2
Administration of the Contracts..............................................S-2
Custody of Assets............................................................S-2
Independent Auditors.........................................................S-2
Distribution of the Contracts................................................S-2
Calculation of Yield and Return..............................................S-3
Financial Statements........................................................S-16

-------------------------------------------------------------------------------

If you would like to receive a copy of the ReliaStar Select Variable Account Statement of Additional Information, please call 1-800-621-3750 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY
VARIABLE ANNUITY ADMINISTRATION CENTER
ROUTE 4300
P.O. BOX 59218
MINNEAPOLIS, MN 55429-0218


Your name
-------------------------------------------------------------------------------

Address
-------------------------------------------------------------------------------

City                           State                  Zip
    --------------------------      ----------------     -------------

Please send me a copy of the ReliaStar Select Variable Account Statement of Additional Information.

-------------------------------------------------------------------------------



         NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING INVESTMENT FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

                                THE FIXED ACCOUNT

         CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF RELIASTAR LIFE (THE "FIXED ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACT AND RELIASTAR LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

         The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

         ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR LIFE. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.


                                   APPENDIX B

           PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

         From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. ReliaStar Life may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.


         Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

         The yield of the Sub-Account investing in Fidelity's VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a Sub-Account (except the Money Market Sub-Account investing in Fidelity's VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


         When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolios and the assumption that the


                                      A-1


Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts. Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

         Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

         ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

         The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:


                    SUB-ACCOUNT INVESTING IN                                YEAR ENDED DECEMBER 31
                                                                     1997             1996         1995        1994
                                                                     ----             ----         ----        ----
THE ALGER AMERICAN FUND:
  GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000         --            --           --
  End of period                                                      $ 9.8005         --            --           --
  Units outstanding at end of period                                   63,728         --            --           --

  MIDCAP GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000         --            --           --
  End of period                                                      $ 9.7711         --            --           --
  Units outstanding at end of period                                   59,897         --            --           --

  SMALL CAPITALIZATION PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000         --            --           --
  End of period                                                      $10.0159         --            --           --
  Units outstanding at end of period                                   73,647         --            --           --


                                      A-2



                    SUB-ACCOUNT INVESTING IN                                YEAR ENDED DECEMBER 31
                                                                     1997             1996         1995        1994
                                                                     ----             ----         ----        ----


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP EQUITY-INCOME PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $15.7861         $14.0081     $10.5139      $10.0000
  End of period                                                      $19.9442         $15.7861     $14.0081      $10.5139
  Units outstanding at end of period                                3,998,716        3,108,409    1,874,623       709,023

  VIP GROWTH PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $14.8863         $13.1611     $ 9.8584      $10.0000
  End of period                                                      $18.1281         $14.8863     $13.1611      $ 9.8584
  Units outstanding at end of period                                2,789,628        2,484,915    1,527,407       747,558


  VIP HIGH INCOME PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $12.8821         $11.4563     $ 9.6317      $10.0000
  End of period                                                      $14.9486         $12.8821     $11.4563      $ 9.6317
  Units outstanding at end of period                                1,472,019        1,104,232      608,287       239,723

  VIP MONEY MARKET PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $11.1555         $10.7316     $10.2767      $10.0000
  End of period                                                      $11.6055         $11.1555     $10.7316      $10.2767
  Units outstanding at end of period                                2,122,382        1,558,218    1,002,405       427,592

  VIP OVERSEAS PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $12.0091         $10.7569     $ 9.9447      $10.0000
  End of period                                                      $13.2118         $12.0091     $10.7569      $ 9.9447
  Units outstanding at end of period                                1,312,528        1,096,743      765,862       503,864


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):


  VIP II ASSET MANAGER PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $11.9898         $10.6096     $ 9.1981      $10.0000
  End of period                                                      $14.2662         $11.9898     $10.6096      $ 9.1981
  Units outstanding at end of period                                1,688,880        1,562,912    1,333,252     1,089,020


  VIP II CONTRAFUND PORTFOLIO
  (Since May 1, 1995)
  Beginning of period                                                $14.4777         $12.1031     $10.0000          --
  End of period                                                      $17.7248         $14.4777     $12.1031          --
  Units outstanding at end of period                                2,297,899        1,419,399      440,844          --


  VIP II INDEX 500 PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $16.3012         $13.4594     $ 9.9476      $10.0000
  End of period                                                      $21.3328         $16.3012     $13.4594      $ 9.9476
  Units outstanding at end of period                                1,881,104        1,010,296      314,004        89,274

  VIP II INVESTMENT GRADE BOND PORTFOLIO
  (Since January 6, 1994)
  Beginning of period                                                $11.1581         $10.9662     $ 9.4774      $10.0000
  End of period                                                      $12.0011         $11.1581     $10.9662      $ 9.4774
  Units outstanding at end of period                                  711,350          709,332      668,429       306,289

                                      A-3



                    SUB-ACCOUNT INVESTING IN                                YEAR ENDED DECEMBER 31
                                                                     1997             1996         1995        1994
                                                                     ----             ----         ----        ----

JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.8997               --           --            --
  Units outstanding at end of period                                   47,593               --           --            --

  GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.1310               --           --            --
  Units outstanding at end of period                                   64,297               --           --            --

  INTERNATIONAL GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $ 9.5723               --           --            --
  Units outstanding at end of period                                  150,857               --           --            --

  WORLDWIDE GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $ 9.7821               --           --            --
  Units outstanding at end of period                                  590,783               --           --            --

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
  LIMITED MATURITY BOND PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.1977               --           --            --
  Units outstanding at end of period                                   44,381               --           --            --

  PARTNERS PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.2690               --           --            --
  Units outstanding at end of period                                  337,731               --           --            --


NORTHSTAR VARIABLE TRUST (NORTHSTAR):
  GROWTH PORTFOLIO
  (Since January 3, 1995)
  Beginning of period                                                $15.0172         $12.3714     $10.0000            --
  End of period                                                      $16.9801         $15.0172     $12.3714            --
  Units outstanding at end of period                                  613,041          376,557       16,298            --

 HIGH YIELD BOND PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.1770               --           --            --
  Units outstanding at end of period                                   55,079               --           --            --

 INCOME AND GROWTH PORTFOLIO
  (Since January 3, 1995)
  Beginning of period                                                $13.4910         $12.0224     $10.0000            --
  End of period                                                      $15.3827         $13.4910     $12.0224            --
  Units outstanding at end of period                                  261,038          143,393       38,118            --



                                      A-4



                    SUB-ACCOUNT INVESTING IN                                YEAR ENDED DECEMBER 31
                                                                     1997             1996         1995        1994
                                                                     ----             ----         ----        ----


  INTERNATIONAL VALUE FUND PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.0738               --           --            --
  Units outstanding at end of period                                   59,173               --           --            --

  MULTI-SECTOR BOND PORTFOLIO
  (Since January 3, 1995)
  Beginning of period                                                $12.7208         $11.3881     $10.0000            --
  End of period                                                      $13.4250         $12.7208     $11.3881            --
  Units outstanding at end of period                                  286,906          152,651       21,964            --


OCC ACCUMULATION TRUST:

  EQUITY PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.6414               --           --            --
  Units outstanding at end of period                                   57,717               --           --            --

  GLOBAL EQUITY PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $ 9.4596               --           --            --
  Units outstanding at end of period                                   10,483               --           --            --

  MANAGED PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.0805               --           --            --
  Units outstanding at end of period                                  278,744               --           --            --

  SMALL CAP PORTFOLIO
  (Since August 8, 1997)
  Beginning of period                                                $10.0000               --           --            --
  End of period                                                      $10.1963               --           --            --
  Units outstanding at end of period                                   94,123               --           --            --


PUTNAM VARIABLE TRUST:
  PUTNAM VT ASIA PACIFIC GROWTH FUND
  (Since May 1, 1995)
  Beginning of period                                                $10.9048         $10.1361     $10.0000            --
  End of period                                                      $ 9.1780         $10.9048     $10.1361            --
  Units outstanding at end of period                                  367,695          281,445       77,407            --


  PUTNAM VT DIVERSIFIED INCOME FUND
  (Since January 6, 1994)
  Beginning of period                                                $11.8740         $11.0666     $ 9.4193      $10.0000
  End of period                                                      $12.5739         $11.8740     $11.0666      $ 9.4193
  Units outstanding at end of period                                  846,751          685,507      574,909       334,112

  PUTNAM VT GROWTH AND INCOME FUND
  (Since January 6, 1994)
  Beginning of period                                                $16.0091         $13.3162     $ 9.8762      $10.0000
  End of period                                                      $19.6008         $16.0091     $13.3162      $ 9.8762
  Units outstanding at end of period                                2,521,656        1,639,863      719,095       228,484


                                      A-5




                    SUB-ACCOUNT INVESTING IN                                YEAR ENDED DECEMBER 31
                                                                     1997             1996         1995        1994
                                                                     ----             ----         ----        ----


  PUTNAM VT NEW OPPORTUNITIES FUND
  (Since May 1, 1995)
  Beginning of period                                                $14.5039         $13.3506     $10.0000            --
  End of period                                                      $17.6345         $14.5039     $13.3506            --
  Units outstanding at end of period                                1,954,936        1,312,658      279,170            --

  PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  (Since January 6, 1994)
  Beginning of period                                                $13.7107         $12.0072     $ 9.2881      $10.0000
  End of period                                                      $17.1855         $13.7107     $12.0072      $ 9.2881
  Units outstanding at end of period                                  473,598          384,868      237,434       109,160

  PUTNAM VT VOYAGER FUND
  (Since January 6, 1994)
  Beginning of period                                                $15.5144         $13.9272     $10.0386      $10.0000
  End of period                                                      $19.3572         $15.5144     $13.9272      $10.0386
  Units outstanding at end of period                                3,036,855        2,244,324    1,090,262       338,970



                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                        RELIASTAR SELECT VARIABLE ACCOUNT

                                       AND

                        RELIASTAR LIFE INSURANCE COMPANY


         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated May 1, 1998 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


         Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                  -------------

                                TABLE OF CONTENTS

                                                                           Page

Introduction..............................................................  S-2

Administration of the Contracts...........................................  S-2

Custody of Assets.........................................................  S-2

Independent Auditors......................................................  S-2

Distribution of the Contracts.............................................  S-2

Calculation of Yield and Return...........................................  S-3

Financial Statements......................................................  S-16

                                    ---------

      The date of this Statement of Additional Information is May 1, 1998.


                                     SAI-1

                                  INTRODUCTION

         The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible purchase payment contracts. The Contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 24 of the Prospectus.) Annuity payouts under the Contracts are deferred until a selected later date.

         Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds").

                         ADMINISTRATION OF THE CONTRACTS


         ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the Contracts and the Variable Account in Minneapolis, Minnesota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions. Prior to July 14, 1997, Continuum Administrative Services Corporation, Kansas City, Missouri ("CASC"), performed, by agreement, many of the Administrative Functions. For the years ended December 31, 1995, 1996 and 1997 ReliaStar Life paid fees to CASC under the agreement in the amounts of $218,214, $638,881 and $700,208 respectively, in connection with administration of the Contracts.


                                CUSTODY OF ASSETS

         ReliaStar Life maintains custody of the assets of the Variable Account.

                              INDEPENDENT AUDITORS

         The annual financial statements of ReliaStar Select Variable Account and ReliaStar Life Insurance Company, which are incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, 400 One Financial Plaza, 120 South 6th Street, Minneapolis, Minnesota 55402, independent auditors, as stated in their reports which are incorporated by reference herein, and have been so incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts are distributed by the General Distributor, Washington Square Securities, Inc., which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


         For the years ended December 31, 1995, 1996 and 1997 the General Distributor was paid fees by ReliaStar Life with respect to distribution of the Contracts aggregating $397,000, $666,703 and $1,309,426 respectively.



                                     SAI-2

         No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar Life. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By ReliaStar Life - Surrender Charge (Contingent Deferred Sales Charge)."

                         CALCULATION OF YIELD AND RETURN

         CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

         The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                        365/7
         EFFECTIVE YIELD  =  [(Base Period Return + 1)   ] - 1

         Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

         The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.


         The yield and effective yield of the Sub-Account for the seven day period ending December 31, 1997 were as follows:

                           Yield:                 4.09%
                           Effective Yield:       4.17%


         STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

                  YIELD = 2[(a - b  + 1)6 - 1]
                             ----
                              cd

         Where:

              a = net investment earned during the period by the Fund or Portfolio attributable to shares owned by the Sub-Account.

              b =   expenses accrued for the period (net of reimbursements).


                                     SAI-3
              c = the average daily number of Accumulation Units outstanding during the period.

              d = the maximum offering price per Accumulation Unit on the last day of the period.

         Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

         AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

         Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

         Average annual total returns will be calculated using Sub-Account unit values which ReliaStar Life calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, the deductions for the Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

                    TR =   ((ERV/P) 1/N) - 1

                    Where:

                    TR = The average annual total return net of Sub-Account recurring charges.

                    ERV = the ending redeemable value (net of any applicable
                          surrender charge) of the hypothetical account at the end of the period.

                    P =   a hypothetical initial payment of $1,000.

                    N =   the number of years in the period.


                                     SAI-4

         Such average annual total return information for the Sub-Accounts is as follows:



                                                        For the 1-year    For the 5-year   For the 10-year     For the period from
                                                         period ended      period ended      period ended      date of Inception of
                                                           12/31/97          12/31/97          12/31/97      Sub-Account to 12/31/97
                                                         ------------      ------------      ------------      --------------------
Sub-Account
-----------

Alger American Growth Portfolio                              N/A               N/A               N/A                 -7.47%
(Sub-Account Inception:  8/8/97)

Alger American MidCap Growth Portfolio                       N/A               N/A               N/A                 -7.77%
(Sub-Account Inception: 8/8/97)

Alger American Small Capitalization Portfolio                N/A               N/A               N/A                 -5.32%
(Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio                        20.86%             N/A               N/A                 18.16%
(Sub-Account Inception:  1/6/94)

Fidelity VIP Growth Portfolio                               16.30%             N/A               N/A                 15.29%
(Sub-Account Inception:  1/6/94)

Fidelity VIP High Income Portfolio                          10.56%             N/A               N/A                 9.69%
(Sub-Account Inception:  1/6/94)

Fidelity VIP Overseas Portfolio                             4.54%              N/A               N/A                 6.23%
(Sub-Account Inception:  1/6/94)

Fidelity VIP II Asset Manager Portfolio                     13.51%             N/A               N/A                 8.37%
(Sub-Account Inception:  1/6/94)

Fidelity VIP II Contrafund Portfolio                        16.95%             N/A               N/A                 22.63%
(Sub-Account Inception:  5/1/95)

Fidelity VIP II Index 500 Portfolio                         25.39%             N/A               N/A                 20.22%
(Sub-Account Inception:  1/6/94)

Fidelity VIP II Investment Grade Bond Portfolio             2.08%              N/A               N/A                 3.61%
(Sub-Account Inception:  1/6/94)

Janus Aggressive Growth Portfolio                            N/A               N/A               N/A                 3.52%
(Sub-Account Inception: 8/8/97)

Janus Growth Portfolio                                       N/A               N/A               N/A                 -4.17%
(Sub-Account Inception: 8/8/97)

Janus International Growth Portfolio                         N/A               N/A               N/A                 9.75%
(Sub-Account Inception: 8/8/97)

Janus Worldwide Growth Portfolio                             N/A               N/A               N/A                 -7.66%
(Sub-Account Inception: 8/8/97)

Neuberger&Berman AMT Limited Maturity Bond Portfolio         N/A               N/A               N/A                 -3.50%
(Sub-Account Inception: 8/8/97)

Neuberger&Berman AMT Partners Portfolio                      N/A               N/A               N/A                 -2.79%
(Sub-Account Inception: 8/8/97)

Northstar Variable Trust Growth Portfolio                   7.59%              N/A               N/A                 18.21%
(Sub-Account Inception:  1/3/95)




                                     SAI-5




                                                        For the 1-year    For the 5-year   For the 10-year     For the period from
                                                         period ended      period ended      period ended      date of Inception of
                                                           12/31/97          12/31/97          12/31/97      Sub-Account to 12/31/97
                                                         ------------      ------------      ------------      --------------------
Sub-Account
-----------
Northstar Variable Trust High Yield Bond Portfolio            N/A               N/A               N/A                 -3.71%
(Sub-Account Inception:  8/8/97)

Northstar  Variable Trust Income and Growth Portfolio        8.54%              N/A               N/A                 14.26%
(Sub-Account Inception:  1/3/95)

Northstar  Variable Trust International Value Portfolio       N/A               N/A               N/A                 -4.74%
(Sub-Account Inception:  8/8/97)

Northstar  Variable Trust Multi-Sector Bond Portfolio        0.06%              N/A               N/A                  9.02%
(Sub-Account Inception:  1/3/95)

OCC Equity Portfolio*                                         N/A               N/A               N/A                  0.94%
(Sub-Account Inception:  8/8/97)

OCC Global Equity Portfolio                                  N/A                N/A               N/A                -10.88%
(Sub-Account Inception: 8/8/97)

OCC Managed Portfolio*                                       N/A                N/A               N/A                 -4.67%
(Sub-Account Inception: 8/8/97)

OCC Small Cap Portfolio*                                     N/A                N/A               N/A                 -3.52
(Sub-Account Inception: 8/8/97)

Putnam VT Asia Pacific Growth Fund                         -21.31%              N/A               N/A                 -5.05%
(Sub-Account Inception:  5/1/95)

Putnam VT Diversified Income Fund                           0.42%               N/A               N/A                  4.87%
(Sub-Account Inception:  1/6/94)

Putnam VT Growth and Income Fund                            16.96%              N/A               N/A                 17.64%
(Sub-Account Inception:  1/6/94)

Putnam VT New Opportunities Fund                            16.11%              N/A               N/A                 22.40%
(Sub-Account Inception:  5/1/95)

Putnam VT Utilities Growth and Income Fund                  19.87%              N/A               N/A                 13.72%
(Sub-Account Inception:  1/6/94)

Putnam VT Voyager Fund                                      19.29%              N/A               N/A                 17.26%
(Sub-Account Inception:  1/6/94)

                                     SAI-6

         From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

         Such average annual total return information for the Sub-Accounts is as follows:




                                                     For the 1-year      For the 5-year   For the 10-year   For the period from date
                                                      period ended        period ended     period ended        of Inception of Fund
Sub-Account                                             12/31/97            12/31/97          12/31/97         Portfolio to 12/31/97
-----------                                             --------            --------          --------         ---------------------
Alger American Growth Portfolio                          18.53%              17.20%             N/A                  17.73%
(Portfolio Inception:  1/9/89)

Alger American MidCap Growth Portfolio                   7.94%                N/A               N/A                  19.96%
(Portfolio Inception:  5/3/93)

Alger American Small Capitalization Portfolio            4.38%               10.55%             N/A                  17.54%
(Portfolio Inception:  9/21/88)

Fidelity VIP Equity-Income Portfolio                     20.86%              18.05%            15.09%                13.02%
(Portfolio Inception:  10/9/86)

Fidelity VIP Growth Portfolio                            16.30%              15.92%            15.53%                13.92%
(Portfolio Inception:  10/9/86)

Fidelity VIP High Income Portfolio                       10.56%              11.84%            11.20%                10.85%
(Portfolio Inception:  9/19/85)

Fidelity VIP Overseas Portfolio                          4.54%               12.01%            8.05%                  6.66%
(Portfolio Inception:  1/28/87)

Fidelity VIP II Asset Manager Portfolio                  13.51%              10.85%             N/A                  11.12%
(Portfolio Inception:  9/6/89)

Fidelity VIP II Contrafund Portfolio                     16.95%               N/A               N/A                  25.39%
(Portfolio Inception:  1/3/95)

Fidelity VIP II Index 500 Portfolio                      25.39%              17.82%             N/A                  17.82%
(Portfolio Inception:  8/27/92)

Fidelity VIP II Investment Grade Bond Portfolio          2.08%               4.98%              N/A                   6.73%
(Portfolio Inception:  12/5/88)

Janus Aggressive Growth Portfolio                        5.63%                N/A               N/A                  17.01%
(Portfolio Inception:  9/13/93)

Janus Growth Portfolio                                   15.57%               N/A               N/A                  15.46%
(Portfolio Inception:  9/13/93)

Janus International Growth Portfolio                     11.39%               N/A               N/A                  16.79%
(Portfolio Inception:  5/2/94)

Janus Worldwide Growth Portfolio                         14.99%               N/A               N/A                  20.70%
(Portfolio Inception:  9/13/93)


                                     SAI-7





                                                     For the 1-year      For the 5-year   For the 10-year   For the period from date
                                                      period ended        period ended     period ended        of Inception of Fund
Sub-Account                                             12/31/97            12/31/97          12/31/97         Portfolio to 12/31/97
-----------                                             --------            --------          --------         ---------------------
Neuberger&Berman AMT Limited Maturity Bond Portfolio     -0.21%              3.48%            5.53%                  6.62%
(Portfolio Inception:  9/10/84)

Neuberger&Berman AMT Partners Portfolio                  23.96%                N/A              N/A                  21.71%
(Portfolio Inception:  3/22/94)

Northstar Variable Trust Growth Portfolio                 7.59%                N/A              N/A                  15.27%
(Portfolio Inception:  5/6/94)

Northstar  Variable Trust High Yield Bond Portfolio       3.19%                N/A              N/A                   9.52%
(Portfolio Inception:  5/6/94)

Northstar  Variable Trust Income and Growth Portfolio     8.54%                N/A              N/A                  11.70%
(Portfolio Inception:  5/6/94)

Northstar  Variable Trust International Value Portfolio    N/A                 N/A              N/A                  -4.74%
(Portfolio Inception:  8/8/97)

Northstar  Variable Trust Multi-Sector Bond Portfolio     0.06%                N/A              N/A                   7.48%
(Portfolio Inception:  5/6/94)

OCC Equity Portfolio*                                    19.40%              17.33%             N/A                  15.89%
(Portfolio Inception:  8/1/88)

OCC Global Equity Portfolio                              6.97%                N/A               N/A                  14.01%
(Portfolio Inception:  3/1/95)

OCC Managed Portfolio*                                   15.13%              17.79%             N/A                  18.63%
(Portfolio Inception:  8/1/88)

OCC Small Cap Portfolio*                                 15.08%              12.53%             N/A                  13.82%
(Portfolio Inception:  8/1/88)

Putnam VT Asia Pacific Growth Fund                      -21.30%               N/A               N/A                  -5.04%
(Portfolio Inception:  5/1/95)

Putnam VT Diversified Income Fund                        0.42%                N/A               N/A                   5.23%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                         16.96%              16.77%             N/A                  14.98%
(Portfolio Inception:  2/1/88)

Putnam VT New Opportunities Fund                         16.11%               N/A               N/A                  20.28%
(Portfolio Inception:  5/2/94)

Putnam VT Utilities Growth and Income Fund               19.87%              13.17%             N/A                  12.71%
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                                   19.29%              17.16%             N/A                  16.40%
(Portfolio Inception:  2/1/88)



                                     SAI-8

         ReliaStar Life may also disclose average annual total returns for the Investment Fund's Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

         Such average annual total return information for the Portfolios of the Investment Funds is as follows:




                                                    For the 1-year    For the 5-year    For the 10-year    For the period from date
                                                    period ended       period ended      period ended        of Inception of Fund
Sub-Account                                            12/31/97          12/31/97           12/31/97         Portfolio to 12/31/97
-----------                                            --------          --------           --------         ---------------------
Alger American Growth Portfolio                         25.75%            19.28%              N/A                   18.74%
(Portfolio Inception:  1/9/89)

Alger American MidCap Growth Portfolio                  15.01%             N/A                N/A                   22.09%
(Portfolio Inception:  5/3/93)

Alger American Small Capitalization Portfolio           11.39%            12.65%              N/A                   19.93%
(Portfolio Inception:  9/21/88)

Fidelity VIP Equity-Income Portfolio                    28.11%            20.14%             16.75%                 14.66%
(Portfolio Inception:  10/9/86)

Fidelity VIP Growth Portfolio                           23.48%            18.00%             17.20%                 15.56%
(Portfolio Inception:  10/9/86)

Fidelity VIP High Income Portfolio                      17.67%            13.94%             12.81%                 12.45%
(Portfolio Inception:  9/19/85)

Fidelity VIP Overseas Portfolio                         11.55%            14.10%             9.62%                   8.22%
(Portfolio Inception:  1/28/87)

Fidelity VIP II Asset Manager Portfolio                 20.65%            12.95%              N/A                   12.73%
(Portfolio Inception:  9/6/89)

Fidelity VIP II Contrafund Portfolio                    24.14%             N/A                N/A                   28.17%
(Portfolio Inception:  1/3/95)

Fidelity VIP II Index 500 Portfolio                     32.70%            19.91%              N/A                   19.87%
(Portfolio Inception:  8/27/92)

Fidelity VIP II Investment Grade Bond Portfolio          9.06%             7.11%              N/A                    8.29%
(Portfolio Inception:  12/5/88)

Janus Aggressive Growth Portfolio                       12.66%             N/A                N/A                   19.21%
(Portfolio Inception:  9/13/93)

Janus Growth Portfolio                                  22.75%             N/A                N/A                   17.66%
(Portfolio Inception:  9/13/93)

Janus International Growth Portfolio                    18.51%             N/A                N/A                   19.31%
(Portfolio Inception:  5/2/94)

Janus Worldwide Growth Portfolio                        22.15%             N/A                N/A                   22.90%
(Portfolio Inception:  9/13/93)

Neuberger&Berman AMT Limited Maturity Bond Portfolio    6.74%             5.63%              7.07%                   8.17%
(Portfolio Inception:  9/10/84)

Neuberger&Berman AMT Partners Portfolio                 31.25%             N/A                N/A                   24.18%
(Portfolio Inception:  3/22/94)


                                     SAI-9





                                                    For the 1-year    For the 5-year    For the 10-year    For the period from date
                                                    period ended       period ended      period ended        of Inception of Fund
Sub-Account                                            12/31/97          12/31/97           12/31/97         Portfolio to 12/31/97
-----------                                            --------          --------           --------         ---------------------
Northstar Variable Trust Growth Portfolio               14.65%             N/A                N/A                   17.80%
(Portfolio Inception:  5/6/94)

Northstar  Variable Trust High Yield Bond Portfolio     12.06%             N/A                N/A                   12.61%
(Portfolio Inception:  5/6/94)

Northstar  Variable Trust Income and Growth Portfolio   15.62%             N/A                N/A                   14.25%
(Portfolio Inception:  5/6/94)

Northstar  Variable Trust International Value Portfolio  N/A               N/A                N/A                    1.30%
(Portfolio Inception:  8/8/97)

Northstar  Variable Trust Multi-Sector Bond Portfolio   9.07%              N/A                N/A                   10.65%
(Portfolio Inception:  5/6/94)

OCC Equity Portfolio*                                   27.26%            19.54%              N/A                   17.62%
(Portfolio Inception:  8/1/88)

OCC Global Equity Portfolio                             14.10%             N/A                N/A                   17.08%
(Portfolio Inception:  3/1/95)

OCC Managed Portfolio*                                  22.77%            19.97%              N/A                   20.38%
(Portfolio Inception:  8/1/88)

OCC Small Cap Portfolio*                                22.24%            14.62%              N/A                   15.46%
(Portfolio Inception:  8/1/88)

Putnam VT Asia Pacific Growth Fund                     -14.66%             N/A                N/A                   -1.80%
(Portfolio Inception:  5/1/95)

Putnam VT Diversified Income Fund                       7.38%              N/A                N/A                    7.49%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                        24.15%            18.86%              N/A                   16.64%
(Portfolio Inception:  2/1/88)

Putnam VT New Opportunities Fund                        23.29%             N/A                N/A                   22.78%
(Portfolio Inception:  5/2/94)

Putnam VT Utilities Growth and Income Fund              27.01%            15.25%              N/A                   14.71%
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                                  26.52%            19.25%              N/A                   18.08%
(Portfolio Inception:  2/1/88)



                                     SAI-10

         OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:





                                    Returns Since Date Sub-Accounts Commenced Operations

                                                         For the 1-year      For the     For the 10-year    For the period from
                                                          period ended       5-year        period ended     date of Inception of
                                                            12/31/97      period ended       12/31/97          Sub-Account to
Sub-Account                                               -------------     12/31/97     ---------------          12/31/97
-----------                                                                 --------                              --------

Alger American Growth Portfolio                                N/A             N/A             N/A                -2.07%
(Sub-Account Inception:  8/8/97)

Alger American MidCap Growth Portfolio                         N/A             N/A             N/A                -2.37%
(Sub-Account Inception: 8/8/97)

Alger American Small Capitalization Portfolio                  N/A             N/A             N/A                0.08%
(Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio                         26.26%            N/A             N/A                18.84%
(Sub-Account Inception:  1/6/94)

Fidelity VIP Growth Portfolio                                21.70%            N/A             N/A                16.03%
(Sub-Account Inception:  1/6/94)

Fidelity VIP High Income Portfolio                           15.96%            N/A             N/A                10.54%
(Sub-Account Inception:  1/6/94)

Fidelity VIP Overseas Portfolio                               9.94%            N/A             N/A                7.16%
(Sub-Account Inception:  1/6/94)

Fidelity VIP II Asset Manager Portfolio                      18.91%            N/A             N/A                9.25%
(Sub-Account Inception:  1/6/94)

Fidelity VIP II Contrafund Portfolio                         22.35%            N/A             N/A                23.82%
(Sub-Account Inception:  5/1/95)

Fidelity VIP II Index 500 Portfolio                          30.79%            N/A             N/A                20.87%
(Sub-Account Inception:  1/6/94)

Fidelity VIP II Investment Grade Bond Portfolio              7.48%            N/A             N/A                4.61%
(Sub-Account Inception:  1/6/94)

Janus Aggressive Growth Portfolio                              N/A             N/A             N/A                8.92%
(Sub-Account Inception: 8/8/97)

Janus Growth Portfolio                                         N/A             N/A             N/A                1.23%
(Sub-Account Inception: 8/8/97)

Janus International Growth Portfolio                           N/A             N/A             N/A                -4.35%
(Sub-Account Inception: 8/8/97)

Janus Worldwide Growth Portfolio                               N/A             N/A             N/A                -2.26%
(Sub-Account Inception: 8/8/97)


                                     SAI-11



                                                         For the 1-year      For the     For the 10-year    For the period from
                                                          period ended       5-year        period ended     date of Inception of
                                                            12/31/97      period ended       12/31/97          Sub-Account to
Sub-Account                                               -------------     12/31/97     ---------------          12/31/97
-----------                                                                 --------                              --------

Neuberger&Berman AMT Limited Maturity Bond Portfolio           N/A             N/A             N/A                1.90%
(Sub-Account Inception: 8/8/97)

Neuberger&Berman AMT Partners Portfolio                        N/A             N/A             N/A                2.61%
(Sub-Account Inception: 8/8/97)

Northstar Variable Trust Growth Portfolio                    12.99%            N/A             N/A                19.28%
(Sub-Account Inception:  1/3/95)

Northstar Variable Trust High Yield Bond Portfolio             N/A             N/A             N/A                1.69%
(Sub-Account Inception:  8/8/97)

Northstar Variable Trust Income and Growth Portfolio         13.94%            N/A             N/A                15.40%
(Sub-Account Inception:  1/3/95)

Northstar Variable Trust International Value Portfolio         N/A             N/A             N/A                0.66%
(Sub-Account Inception:  8/8/97)

Northstar Variable Trust Multi-Sector Bond Portfolio          5.46%            N/A             N/A                10.27%
(Sub-Account Inception:  1/3/95)

OCC Equity Portfolio*                                          N/A             N/A             N/A                6.34%
(Sub-Account Inception:  8/8/97)

OCC Global Equity Portfolio                                    N/A             N/A             N/A                -5.48%
(Sub-Account Inception: 8/8/97)

OCC Managed Portfolio*                                         N/A             N/A             N/A                0.73%
(Sub-Account Inception: 8/8/97)

OCC Small Cap Portfolio*                                       N/A             N/A             N/A                1.88%
(Sub-Account Inception: 8/8/97)

Putnam VT Asia Pacific Growth Fund                           -15.91%           N/A             N/A                -3.24%
(Sub-Account Inception:  5/1/95)

Putnam VT Diversified Income Fund                             5.82%            N/A             N/A                5.84%
(Sub-Account Inception:  1/6/94)

Putnam VT Growth and Income Fund                             22.36%            N/A             N/A                18.32%
(Sub-Account Inception:  1/6/94)

Putnam VT New Opportunities Fund                             21.51%            N/A             N/A                23.59%
(Sub-Account Inception:  5/1/95)

Putnam VT Utilities Growth and Income Fund                   25.27%            N/A             N/A                14.48%
(Sub-Account Inception:  1/6/94)

Putnam VT Voyager Fund                                       24.69%            N/A             N/A                17.95%
(Sub-Account Inception:  1/6/94)



                                     SAI-12



                              Returns Including Period Prior to Date Sub-Accounts Commenced Operations

                                                      For the 1-year    For the 5-year       For the       For the period from date
                                                      period ended       period ended    10-year period      of Inception of Fund
Sub-Account                                              12/31/97          12/31/97      ended 12/31/97      Portfolio to 12/31/97
-----------                                              --------          --------      --------------      ---------------------
Alger American Growth Portfolio                           23.93%            17.57%             N/A                  17.73%
(Portfolio Inception:  1/9/89)

Alger American MidCap Growth Portfolio                    13.34%             N/A               N/A                  20.35%
(Portfolio Inception:  5/3/93)

Alger American Small Capitalization Portfolio             9.78%             11.03%             N/A                  17.54%
(Portfolio Inception:  9/21/88)

Fidelity VIP Equity-Income Portfolio                      26.26%            18.42%           15.09%                 13.02%
(Portfolio Inception:  10/9/86)

Fidelity VIP Growth Portfolio                             21.70%            16.31%           15.53%                 13.92%
(Portfolio Inception:  10/9/86)

Fidelity VIP High Income Portfolio                        15.96%            12.30%           11.20%                 10.85%
(Portfolio Inception:  9/19/85)

Fidelity VIP Overseas Portfolio                           9.94%             12.46%            8.05%                  6.66%
(Portfolio Inception:  1/28/87)

Fidelity VIP II Asset Manager Portfolio                   18.91%            11.32%             N/A                  11.12%
(Portfolio Inception:  9/6/89)

Fidelity VIP II Contrafund Portfolio                      22.35%             N/A               N/A                  26.34%
(Portfolio Inception: 1/3/95)

Fidelity VIP II Index 500 Portfolio                       30.79%            18.19%             N/A                  18.15%
(Portfolio Inception:  8/27/92)

Fidelity VIP II Investment Grade Bond Portfolio           7.48%             5.56%              N/A                   6.73%
(Portfolio Inception: 12/5/88)

Janus Aggressive Growth Portfolio                         11.03%             N/A               N/A                  17.50%
(Portfolio Inception:  9/13/93)

Janus Growth Portfolio                                    20.97%             N/A               N/A                  15.97%
(Portfolio Inception:  9/13/93)

Janus International Growth Portfolio                      16.79%             N/A               N/A                  17.59%
(Portfolio Inception:  5/2/94)

Janus Worldwide Growth Portfolio                          20.39%             N/A               N/A                  21.15%
(Portfolio Inception:  9/13/93)

Neuberger&Berman AMT Limited Maturity Bond Portfolio      5.19%             4.10%             5.53%                  6.62%
(Portfolio Inception:  9/10/84)

Neuberger&Berman AMT Partners Portfolio                   29.36%             N/A               N/A                  22.39%
(Portfolio Inception:  3/22/94)

Northstar Variable Trust Growth Portfolio                 12.99%             N/A               N/A                  16.11%
(Portfolio Inception:  5/6/94)


                                     SAI-13




                                                      For the 1-year    For the 5-year       For the       For the period from date
                                                      period ended       period ended    10-year period      of Inception of Fund
Sub-Account                                              12/31/97          12/31/97      ended 12/31/97      Portfolio to 12/31/97
-----------                                              --------          --------      --------------      ---------------------

Northstar Variable Trust High Yield Bond Portfolio        8.59%              N/A               N/A                  10.48%
(Portfolio Inception:  5/6/94)

Northstar Variable Trust Income and Growth Portfolio      13.94%             N/A               N/A                  12.60%
(Portfolio Inception:  5/6/94)

Northstar Variable Trust International Value Portfolio     N/A               N/A               N/A                   0.66%
(Portfolio Inception:  8/8/97)

Northstar Variable Trust Multi-Sector Bond Portfolio      5.46%              N/A               N/A                   8.49%
(Portfolio Inception:  5/6/94)

OCC Equity Portfolio*                                     24.80%            17.70%             N/A                  15.89%
(Portfolio Inception:  8/1/88)

OCC Global Equity Portfolio                               12.37%             N/A               N/A                  15.25%
(Portfolio Inception:  3/1/95)

OCC Managed Portfolio*                                    20.53%            18.16%             N/A                  18.63%
(Portfolio Inception:  8/1/88)

OCC Small Cap Portfolio*                                  20.48%            12.97%             N/A                  13.82%
(Portfolio Inception:  8/1/88)

Putnam VT Asia Pacific Growth Fund                       -15.90%             N/A               N/A                  -3.23%
(Portfolio Inception:  5/1/95)

Putnam VT Diversified Income Fund                         5.82%              N/A               N/A                   5.93%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                          22.36%            17.16%             N/A                  14.98%
(Portfolio Inception:  2/1/88)

Putnam VT New Opportunities Fund                          21.51%             N/A               N/A                  21.02%
(Portfolio Inception:  5/2/94)

Putnam VT Utilities Growth and Income Fund                25.27%            13.60%             N/A                  13.07%
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                                    24.69%            17.54%             N/A                  16.40%
(Portfolio Inception:  2/1/88)

* On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the
Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994,



                                     SAI-14
the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

         The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The Alger American Fund, Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Janus Aspen Series, Neuberger&Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Trust are not affiliated with ReliaStar Life.

         ReliaStar Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

               CTR =    ERV/P - 1

               Where:

               CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

               ERV = the ending redeemable value of the hypothetical investment at the end of the period.

               P =      a hypothetical single payment of $1,000.


         EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1997.


         COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

         Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


                                     SAI-15

                              FINANCIAL STATEMENTS

         This Statement of Additional Information includes audited Financial Statements for the Variable Account as of December 31, 1997 and for each of the two years in the period then ended. Deloitte & Touche LLP serves as independent auditors for the Variable Account. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

         ReliaStar Life's statements of financial condition as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on ReliaStar Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                     SAI-16

                         INDEPENDENT AUDITORS' REPORT




Board of Directors
ReliaStar Life Insurance
Company and Contract Owners of
ReliaStar Select Variable Account:


     We have audited the accompanying combined statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 1997 and the related combined statements of operations and changes in contract owners' equity for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1997, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Select Variable Account as of December 31, 1997 and the combined results of its operations and changes in its contract owners' equity for the years ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 20, 1998


                                     SAI-17

                       RELIASTAR SELECT VARIABLE ACCOUNT
                 COMBINED STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                         (In Thousands, Except Shares)



ASSETS:                                                        SHARES         COST       MARKET VALUE
---------------------------------------------------------   ------------   ----------   -------------
 Investments in mutual funds at market value:
The Alger American Fund:
 Alger American Growth Portfolio ........................       17,527      $    765       $    749
 Alger American MidCap Growth Portfolio .................       25,886           652            626
 Alger American Small Capitalization Portfolio ..........       18,800           837            822
Fidelity's Variable Insurance Products Fund (VIP) and Variable Insurance
 Products Fund II (VIP II):
 VIP Equity-Income Portfolio ............................    6,676,628       119,470        162,109
 VIP Growth Portfolio ...................................    3,682,831        98,840        136,633
 VIP High Income Portfolio ..............................    3,012,304        35,960         40,907
 VIP Money Market Portfolio .............................   31,635,098        31,635         31,635
 VIP II Asset Manager Portfolio .........................    3,435,104        51,174         61,866
 VIP II Contrafund Portfolio ............................    2,052,948        33,812         40,935
 VIP II Index 500 Portfolio .............................      442,266        41,534         50,591
 VIP II Investment Grade Bond Portfolio .................    1,161,310        13,608         14,586
 VIP Overseas Portfolio .................................    1,928,925        33,006         37,036
Janus Aspen Series:
 Aggressive Growth Portfolio ............................       55,309         1,087          1,137
 Growth Portfolio .......................................       42,405           793            784
 International Growth Portfolio .........................      108,883         1,988          2,012
 Worldwide Growth Portfolio .............................      269,610         6,314          6,306
Neuberger&Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio ........................       33,360           468            471
 Partners Portfolio .....................................      181,327         3,696          3,735
Northstar Variable Trust:
 Northstar Growth Portfolio .............................      659,799         9,607         10,458
 Northstar High-Yield Bond Portfolio ....................      109,729           591            582
 Northstar Income & Growth Portfolio ....................      310,516         3,800          4,037
 Northstar International Value Portfolio ................       91,941           934            929
 Northstar Multi-Sector Bond Portfolio ..................      757,910         3,963          3,896
OCC Accumulation Trust:
 Equity Portfolio .......................................       17,918           635            654
 Global Equity Portfolio ................................       10,867           166            156
 Managed Portfolio ......................................       73,442         3,083          3,112
 Small Cap Portfolio ....................................       43,865         1,162          1,157
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth Fund .....................      367,509         3,913          3,380
 Putnam VT Diversified Income Fund ......................    1,011,821        10,920         11,444
 Putnam VT Growth and Income Fund .......................    2,010,413        47,527         56,935
 Putnam VT Utilities Growth and Income Fund .............      547,545         7,573          9,385
 Putnam VT New Opportunities Fund .......................    1,627,266        29,278         34,547
 Putnam VT Voyager Fund .................................    1,810,621        56,835         70,759
                                                                            --------       --------
 Total Investments ......................................                    655,626
 Total Assets ...........................................                                  $804,371
                                                                                           ========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------------------------
 Due to ReliaStar Life Insurance Company
  for contract charges and reserve transfers ............                                  $    750
 Contract Owners' Equity ................................                                   803,621
                                                                                           --------
  Total Liabilities and Contract Owners' Equity .........                                  $804,371
                                                                                           ========

    The accompanying notes are an integral part of the financial statements.


                                SAI-18

                        RELIASTAR SELECT VARIABLE ACCOUNT
                      COMBINED STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 For the years ended December 31, 1997 and 1996

                                (In Thousands)



                                                                   TOTAL ALL FUNDS                   ALGER AMERICAN
                                                                      COMBINED                      GROWTH PORTFOLIO
                                                        ------------------------------------- ----------------------------
                                                               1997               1996                1997           1996
                                                        ------------------ ------------------ -------------------- -------
Net investment income (loss):
 Reinvested dividend income ...........................  $        12,539    $         7,818      $          --      $ --
 Reinvested capital gains .............................           26,840             15,324                 --        --
 Administrative expenses ..............................          (10,031)            (7,168)                  (2)     --
                                                         ---------------    ---------------      ----------------   ----
   Net investment income (loss) and capital gains .....           29,348             15,974                   (2)     --
                                                         ---------------    ---------------      ----------------   ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ......................................           26,546             15,202                  7        --
 Increase (decrease) in unrealized appreciation
  of investments ......................................           67,581             20,697                (16)       --
                                                         ---------------    ---------------      ---------------    ----
 Net realized and unrealized gains (losses) ...........           94,127             35,899                   (9)     --
                                                         ---------------    ---------------      ----------------   ----
 Additions (reductions) from operations ...............          123,475             51,873                (11)       --
                                                         ---------------    ---------------      ---------------    ----
Contract Owners' transactions:
 Net premium payments .................................          166,899            154,093                302        --
 Surrenders ...........................................          (42,379)           (24,022)                  (9)     --
 Transfers between sub-accounts and fixed accounts.....              940              1,252                457        --
 Annuity payments .....................................           (3,586)            (2,603)                --        --
 Transfers to (from) required reserves ................               24                  4                 --        --
                                                         ---------------    ---------------      ---------------    ----
   Additions (reductions) for Contract Owners'
   transactions .......................................          121,898            128,724                750        --
                                                         ---------------    ---------------      ---------------    ----
   Net additions (reductions) for the year ............          245,373            180,597                739        --
Contract Owners' Equity, beginning of the year ........          558,248            377,651                 --        --
                                                         ---------------    ---------------      ---------------    ----
Contract Owners' Equity, end of the year ..............  $       803,621    $       558,248      $         739      $ --
                                                         ===============    ===============      ===============    ====
Units Outstanding, beginning of the year ..............   32,298,080.615     22,791,039.459                --        --
Units Outstanding, end of the year ....................   41,286,715.494     32,298,080.615     75,409.182           --
Net Asset Value per Unit:
 Select-Annuity II ....................................                                          $     9.803796     $ --
 Select-Annuity III ...................................                                          $     9.800529     $ --


    The accompanying notes are an integral part of the financial statements.


                                     SAI-19

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



                                     ALGER AMERICAN
       ALGER AMERICAN             SMALL CAPITALIZATION                     FIDELITY'S VIP
  MIDCAP GROWTH PORTFOLIO               PORTFOLIO                     EQUITY-INCOME PORTFOLIO
----------------------------   ---------------------------- --------------------------------------------
        1997           1996            1997           1996             1997                   1996
--------------------  ------   --------------------  ------   ---------------------  ---------------------
   $          --       $ --       $          --       $ --      $           2,076      $             148
              --         --                  --         --                 10,438                  4,249
                (1)      --                    (3)      --                 (2,078)                (1,630)
   ----------------    ----       ----------------    ----      -----------------      -----------------
                (1)      --                    (3)      --                 10,436                  2,767
   ----------------    ----       ----------------    ----      -----------------      -----------------
              --         --                   3         --                  6,166                  4,311
             (26)        --                 (15)        --                 15,945                  5,473
   ---------------     ----       ---------------     ----      -----------------      -----------------
             (26)        --                 (12)        --                 22,111                  9,784
   ---------------     ----       ---------------     ----      -----------------      -----------------
             (27)        --                 (15)        --                 32,547                 12,551
   ---------------     ----       ---------------     ----      -----------------      -----------------
             280         --                 501         --                 21,353                 23,529
              --         --                 (10)        --                (10,884)                (6,097)
             375         --                 347         --                   (338)                (2,146)
              --         --                  --         --                   (293)                  (734)
              --         --                  --         --                      5                     --
   ---------------     ----       ---------------     ----      -----------------      -----------------
             655         --                 838         --                  9,843                 14,552
   ---------------     ----       ---------------     ----      -----------------      -----------------
             628         --                 823         --                 42,390                 27,103
              --         --                  --         --                119,587                 92,484
   ---------------     ----       ---------------     ----      -----------------      -----------------
   $         628       $ --       $         823       $ --      $         161,977      $         119,587
   ===============     ====       ===============     ====      =================      =================
              --         --                  --         --       5,527,634.758          4,437,068.543
   64,303.871            --       82,159.255            --       6,230,260.582          5,527,634.758
   $     9.774396                 $    10.019229      $ --      $       36.844577      $       29.138557
   $     9.771143                 $    10.015887      $ --      $       19.944206      $       15.786111

    The accompanying notes are an integral part of the financial statements.


                                     SAI-20

                       RELIASTAR SELECT VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                (In Thousands)



                                                               FIDELITY'S VIP
                                                              GROWTH PORTFOLIO
                                                 -------------------------------------------
                                                          1997                  1996
                                                 --------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ....................   $             765     $             253
 Reinvested capital gains ......................               3,426                 6,399
 Administrative expenses .......................              (1,860)               (1,584)
                                                   -----------------     -----------------
   Net investment income (loss) and
   capital gains ...............................               2,331                 5,068
                                                   -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ...............................               8,791                 5,206
 Increase (decrease) in unrealized
  appreciation of investments ..................              13,579                 1,979
                                                   -----------------     -----------------
   Net realized and unrealized gains
   (losses) ....................................              22,370                 7,185
                                                   -----------------     -----------------
   Additions (reductions) from operations ......              24,701                12,253
                                                   -----------------     -----------------
Contract Owners' transactions:
 Net premium payments ..........................              11,137                14,137
 Surrenders ....................................              (9,493)               (6,157)
 Transfers between sub-accounts and fixed
  account ......................................              (3,803)                3,907
 Annuity payments ..............................                (553)                 (453)
 Transfers to (from) required reserves .........                  49                     1
                                                   -----------------     -----------------
   (Reductions) additions for Contract
   Owners' transactions ........................              (2,663)               11,435
                                                   -----------------     -----------------
   Net additions (reductions) for the year .....              22,038                23,688
Contract Owners' Equity, beginning
 of the year ...................................             114,522                90,834
                                                   -----------------     -----------------
Contract Owners' Equity, end of the year .......   $         136,560     $         114,522
                                                   =================     =================
Units Outstanding, beginning of the year .......    4,887,336.339         4,004,682.840
Units Outstanding, end of the year .............    5,008,779.521         4,887,336.339
Net Asset Value per Unit:
 Select-Annuity II .............................   $       38.825611     $       31.855909
 Select-Annuity III ............................   $       18.128084     $       14.886344


                                     SAI-21


                                                                FIDELITY'S VIP
                                                             HIGH INCOME PORTFOLIO
                                                 ---------------------------------------------
                                                          1997                   1996
                                                 --------------------- -----------------------
Net investment income (loss):
 Reinvested dividend income ....................   $           2,239      $          1,823
 Reinvested capital gains ......................                 277                   357
 Administrative expenses .......................                (543)                 (444)
                                                   -----------------      -----------------
   Net investment income (loss) and
   capital gains ...............................               1,973                 1,736
                                                   -----------------      -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ...............................               1,059                   327
 Increase (decrease) in unrealized
  appreciation of investments ..................               2,332                   985
                                                   -----------------      -----------------
   Net realized and unrealized gains
   (losses) ....................................               3,391                 1,312
                                                   -----------------      -----------------
   Additions (reductions) from operations ......               5,364                 3,048
                                                   -----------------      -----------------
Contract Owners' transactions:
 Net premium payments ..........................               7,454                 6,998
 Surrenders ....................................              (1,963)               (1,323)
 Transfers between sub-accounts and fixed
  account ......................................              (1,364)                   53
 Annuity payments ..............................                (262)                 (148)
 Transfers to (from) required reserves .........                   7                      (1)
                                                   -----------------      -------------------
   (Reductions) additions for Contract
   Owners' transactions ........................               3,872                 5,579
                                                   -----------------      ------------------
   Net additions (reductions) for the year .....               9,236                 8,627
Contract Owners' Equity, beginning
 of the year ...................................              31,705                23,078
                                                   -----------------      ------------------
Contract Owners' Equity, end of the year .......   $          40,941      $         31,705
                                                   =================      ==================
Units Outstanding, beginning of the year .......    1,838,171.642         1,368,646.703
Units Outstanding, end of the year .............    2,157,231.781         1,838,171.642
Net Asset Value per Unit:
 Select-Annuity II .............................   $       27.621993      $       23.783452
 Select-Annuity III ............................   $       14.948644      $       12.882079

    The accompanying notes are an integral part of the financial statements.


                                     SAI-22

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



                FIDELITY'S VIP
            MONEY MARKET PORTFOLIO
 ---------------------------------------------
          1997                   1996
 --------------------- -----------------------
  $           1,511      $          1,391
                 --                    --
               (435)                 (406)
  -----------------      -----------------
              1,076                   985
  -----------------      -----------------
                 --                    --
                 --                    --
  -----------------      -----------------
                 --                    --
  -----------------      -----------------
              1,076                   985
  -----------------      -----------------
             18,651                22,425
             (3,216)               (2,016)
             (9,630)              (14,845)
               (711)                 (374)
                 --                      (2)
  -----------------      -------------------
              5,094                 5,188
  -----------------      ------------------
              6,170                 6,173
             25,537                19,364
  -----------------      ------------------
  $          31,707      $         25,537
  =================      ==================
   2,109,840.660         1,607,916.548
   2,586,887.001         2,109,840.660
  $       15.266482      $       14.662248
  $       11.605459      $       11.155488



                FIDELITY'S VIP                              FIDELITY'S VIP II
              OVERSEAS PORTFOLIO                         ASSET MANAGER PORTFOLIO
 --------------------------------------------- -------------------------------------------
           1997                   1996                  1997                  1996
 ----------------------- --------------------- --------------------- ---------------------
   $            576       $             312     $           1,879     $           1,785
              2,285                     344                 4,713                 1,472
               (535)                   (443)                 (853)                 (776)
   -----------------      -----------------     -----------------     -----------------
              2,326                     213                 5,739                 2,481
   -----------------      -----------------     -----------------     -----------------
              1,437                     704                 1,152                   948
               (509)                  2,354                 3,218                 2,803
   -----------------      -----------------     -----------------     -----------------
                928                   3,058                 4,370                 3,751
   -----------------      -----------------     -----------------     -----------------
              3,254                   3,271                10,109                 6,232
   -----------------      -----------------     -----------------     -----------------
              3,932                   4,159                 4,589                 5,238
             (2,506)                 (1,475)               (4,285)               (2,917)
               (522)                    911                (2,515)               (3,562)
               (191)                   (107)                 (274)                 (314)
                   (1)                    1                   (15)                    2
   -------------------    -----------------     -----------------     -----------------
                712                   3,489                (2,500)               (1,553)
   ------------------     -----------------     -----------------     -----------------
              3,966                   6,760                 7,609                 4,679
             32,976                  26,216                54,171                49,492
   ------------------     -----------------     -----------------     -----------------
   $         36,942       $          32,976     $          61,780     $          54,171
   ==================     =================     =================     =================
   2,135,892.647           1,821,113.544         3,625,602.544         3,660,661.401
   2,247,722.094           2,135,892.647         3,532,686.923         3,625,602.544
   $       20.959332      $       19.035391     $       20.447163     $       17.170144
   $       13.211845      $       12.009146     $       14.266154     $       11.989805

    The accompanying notes are an integral part of the financial statements.

                                     SAI-23

                       RELIASTAR SELECT VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                (In Thousands)



                                                               FIDELITY'S VIP II
                                                             CONTRAFUND PORTFOLIO
                                                  -------------------------------------------
                                                           1997                  1996
                                                  --------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income .....................   $             185     $              --
 Reinvested capital gains .......................                 488                    59
 Administrative expenses ........................                (494)                 (201)
                                                    -----------------     -----------------
   Net investment income (loss) and
   capital gains ................................                 179                  (142)
                                                    -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ................................                 931                   351
 Increase (decrease) in unrealized
  appreciation of investments ...................               4,858                 2,130
                                                    -----------------     -----------------
 Net realized and unrealized gains (losses) .....               5,789                 2,481
                                                    -----------------     -----------------
 Additions (reductions) from operations .........               5,968                 2,339
                                                    -----------------     -----------------
Contract Owners' transactions:
 Net premium payments ...........................              13,753                 9,565
 Surrenders .....................................              (1,061)                 (220)
 Transfers between sub-accounts and
  fixed account .................................               1,701                 3,635
 Annuity payments ...............................                 (85)                  (99)
 Transfers to (from) required reserves ..........                   9                     1
                                                    -----------------     -----------------
   Additions (reductions) for Contract
   Owners' transactions .........................              14,317                12,882
                                                    -----------------     -----------------
   Net additions (reductions) for the year ......              20,285                15,221
Contract Owners' Equity, beginning
 of the year ....................................              20,575                 5,354
                                                    -----------------     -----------------
Contract Owners' Equity, end of the year ........   $          40,860     $          20,575
                                                    =================     =================
Units Outstanding, beginning of the year ........    1,419,399.210           440,844.341
Units Outstanding, end of the year ..............    2,310,029.259         1,419,399.210
Net Asset Value per Unit:
 Select-Annuity II ..............................   $       10.283480     $              --
 Select-Annuity III .............................   $       17.724777     $       14.477694



                                                               FIDELITY'S VIP II
                                                              INDEX 500 PORTFOLIO
                                                  -------------------------------------------
                                                           1997                  1996
                                                  --------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income .....................   $             287     $             101
 Reinvested capital gains .......................                 582                   259
 Administrative expenses ........................                (552)                 (205)
                                                    -----------------     -----------------
   Net investment income (loss) and
   capital gains ................................                 317                   155
                                                    -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ................................               2,908                   790
 Increase (decrease) in unrealized
  appreciation of investments ...................               6,209                 1,737
                                                    -----------------     -----------------
 Net realized and unrealized gains (losses) .....               9,117                 2,527
                                                    -----------------     -----------------
 Additions (reductions) from operations .........               9,434                 2,682
                                                    -----------------     -----------------

                                     SAI-24


Contract Owners' transactions:
 Net premium payments ...........................              15,647                 7,822
 Surrenders .....................................              (1,437)                 (541)
 Transfers between sub-accounts and
  fixed account .................................               4,569                 4,660
 Annuity payments ...............................                (220)                  (10)
 Transfers to (from) required reserves ..........                 (18)                    2
                                                    -----------------     -----------------
   Additions (reductions) for Contract
   Owners' transactions .........................              18,541                11,933
                                                    -----------------     -----------------
   Net additions (reductions) for the year ......              27,975                14,615
Contract Owners' Equity, beginning
 of the year ....................................              22,602                 7,987
                                                    -----------------     -----------------
Contract Owners' Equity, end of the year ........   $          50,577     $          22,602
                                                    =================     =================
Units Outstanding, beginning of the year ........    1,361,319.400           575,979.607
Units Outstanding, end of the year ..............    2,341,423.909         1,361,319.400
Net Asset Value per Unit:
 Select-Annuity II ..............................   $       22.790727     $       17.400610
 Select-Annuity III .............................   $       21.332832     $       16.301176

    The accompanying notes are an integral part of the financial statements.

                                     SAI-25

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


               FIDELITY'S VIP II
                INVESTMENT GRADE                       JANUS ASPEN SERIES             JANUS ASPEN SERIES
                 BOND PORTFOLIO                    AGGRESSIVE GROWTH PORTFOLIO         GROWTH PORTFOLIO
------------------------------------------------  -----------------------------  -----------------------------
          1997                     1996                     1997           1996            1997            1996
-----------------------  -----------------------   ---------------------  ------   --------------------  -------
   $            888         $            780          $           --       $ --       $           2       $ --
                 --                       --                      --         --                  --         --
               (203)                    (232)                       (1)      --                    (2)      --
   -----------------        -----------------         -----------------    ----       ----------------    ----
                685                      548                        (1)      --                  --         --
   -----------------        -----------------         -----------------    ----       ---------------     ----
                  1                      143                       1         --                   2         --
                306                     (432)                     50         --                    (9)      --
   -----------------        -----------------         ----------------     ----       ----------------    ----
                307                     (289)                     51         --                    (7)      --
   -----------------        -----------------         ----------------     ----       ----------------    ----
                992                      259                      50         --                    (7)      --
   -----------------        -----------------         ----------------     ----       ----------------    ----
              2,830                    6,140                     244         --                 509         --
             (1,447)                    (856)                       (2)      --                  --         --
             (2,951)                  (6,130)                    834         --                 281         --
               (174)                     (75)                     --         --                  --         --
                   (2)                      (1)                   --         --                  --         --
   -------------------      -------------------       ----------------     ----       ---------------     ----
             (1,744)                    (922)                  1,076         --                 790         --
   ------------------       ------------------        ----------------     ----       ---------------     ----
               (752)                    (663)                  1,126         --                 783         --
             15,324                   15,987                      --         --                  --         --
   ------------------       ------------------        ----------------     ----       ---------------     ----
   $         14,572         $         15,324          $        1,126       $ --       $         783       $ --
   ==================       ==================        ================     ====       ===============     ====
   1,229,103.009            1,284,788.353                         --         --                  --         --
   1,104,695.485            1,229,103.009             103,337.260            --       77,261.368            --
   $       15.344020        $       14.254215         $     10.903326      $ --       $    10.134410      $ --
   $       12.001084        $       11.158074         $     10.899696      $ --       $    10.131035      $ --

    The accompanying notes are an integral part of the financial statements.

                                     SAI-26

                       RELIASTAR SELECT VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                (In Thousands)



                                                                JANUS ASPEN SERIES               JANUS ASPEN SERIES
                                                          INTERNATIONAL GROWTH PORTFOLIO     WORLDWIDE GROWTH PORTFOLIO
                                                          ------------------------------   -------------------------------
                                                                   1997            1996             1997             1996
                                                          ---------------------   ------   ---------------------   -------
Net investment income (loss):
 Reinvested dividend income ...........................      $            2        $ --       $           13        $ --
 Reinvested capital gains .............................                  --          --                   --          --
 Administrative expenses ..............................                    (5)       --                  (16)         --
                                                             -----------------     ----       ---------------       ----
   Net investment (loss) income and capital gains .....                    (3)       --                     (3)       --
                                                             -----------------     ----       -----------------     ----
Realized and unrealized gains (losses):
 Net realized (losses) gains on redemptions
  of fund shares ......................................                 (26)         --                     (3)       --
 Increase (decrease) in unrealized appreciation
  of investments ......................................                  24          --                     (8)       --
                                                             ----------------      ----       -----------------     ----
   Net realized and unrealized (losses) gains .........                    (2)       --                  (11)         --
                                                             -----------------     ----       ----------------      ----
   (Reductions) additions from operations .............                    (5)       --                  (14)         --
                                                             -----------------     ----       ----------------      ----
Contract Owners' transactions:
 Net premium payments .................................                 692          --                3,081          --
 Surrenders ...........................................                  --          --                  (42)         --
 Transfers between sub-accounts and fixed account .....               1,392          --                3,400          --
 Annuity payments .....................................                  --          --                  (80)         --
 Transfers to (from) required reserves ................                  --          --                   --          --
                                                             ----------------      ----       ----------------      ----
   Additions (reductions) for Contract Owners'
   transactions .......................................               2,084          --                6,359          --
                                                             ----------------      ----       ----------------      ----
   Net additions (reductions) for the year ............               2,079          --                6,345          --
Contract Owners' Equity, beginning of the year ........                  --          --                   --          --
                                                             ----------------      ----       ----------------      ----
Contract Owners' Equity, end of the year ..............      $        2,079        $ --       $        6,345        $ --
                                                             ================      ====       ================      ====
Units Outstanding, beginning of the year ..............                  --          --                   --          --
Units Outstanding, end of the year ....................      217,144.911             --       648,637.588             --
Net Asset Value per Unit:
 Select-Annuity II ....................................      $      9.575532       $ --       $      9.785399       $ --
 Select-Annuity III ...................................      $      9.572341       $ --       $      9.782137       $ --

    The accompanying notes are an integral part of the financial statements.

                                     SAI-27

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



      NEUBERGER&BERMAN
 ADVISERS MANAGEMENT TRUST          NEUBERGER&BERMAN
   LIMITED MATURITY BOND        ADVISERS MANAGEMENT TRUST            NORTHSTAR VARIABLE TRUST
         PORTFOLIO                 PARTNERS PORTFOLIO                    GROWTH PORTFOLIO
----------------------------  -----------------------------  ----------------------------------------
        1997           1996             1997           1996            1997                 1996
--------------------  ------   ---------------------  ------   -------------------  -------------------
   $          --       $ --       $           --       $ --      $            60      $            13
              --         --                   --         --                  113                   16
                (1)      --                     (7)      --                 (124)                 (25)
   ----------------    ----       -----------------    ----      ---------------      ---------------
                (1)      --                     (7)      --                   49                    4
   ----------------    ----       -----------------    ----      ---------------      ---------------
               1         --                    2         --                  133                 (121)
               3         --                   39         --                  769                   93
   ---------------     ----       ----------------     ----      ---------------      ---------------
               4         --                   41         --                  902                  (28)
   ---------------     ----       ----------------     ----      ---------------      ---------------
               3         --                   34         --                  951                  (24)
   ---------------     ----       ----------------     ----      ---------------      ---------------
             321         --                1,439         --                4,795                2,939
                (3)      --                  (25)        --                 (167)                 (28)
             156         --                2,296         --                 (788)               2,566
              --         --                   --         --                  (17)                  --
              --         --                   --         --                   --                   --
   ---------------     ----       ----------------     ----      ---------------      ---------------
             474         --                3,710         --                3,823                5,477
   ---------------     ----       ----------------     ----      ---------------      ---------------
             477         --                3,744         --                4,774                5,453
              --         --                   --         --                5,655                  202
   ---------------     ----       ----------------     ----      ---------------      ---------------
   $         477       $ --       $        3,744       $ --      $        10,429      $         5,655
   ===============     ====       ================     ====      ===============      ===============
              --         --                   --         --       376,556.658           16,298.318
   46,783.512            --       364,555.535            --       614,981.443          376,556.658
   $    10.201102      $ --       $     10.272424      $ --      $     10.136622      $            --
   $    10.197704      $ --       $     10.268995      $ --      $     16.980135      $     15.017174

    The accompanying notes are an integral part of the financial statements.

                                     SAI-28

                       RELIASTAR SELECT VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                (In Thousands)



                                                     NORTHSTAR VARIABLE TRUST              NORTHSTAR VARIABLE TRUST
                                                     HIGH-YIELD BOND PORTFOLIO             INCOME & GROWTH PORTFOLIO
                                                   -----------------------------   -----------------------------------------
                                                           1997            1996            1997                  1996
                                                   --------------------   ------   -------------------   -------------------
Net investment income (loss):
 Reinvested dividend income ....................      $           5        $ --      $           114       $            46
 Reinvested capital gains ......................                  4          --                   25                   123
 Administrative expenses .......................                   (1)       --                  (45)                  (16)
                                                      ----------------     ----      ---------------       ---------------
   Net investment income (loss) and
   capital gains ...............................                  8          --                   94                   153
                                                      ---------------      ----      ---------------       ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ...............................                  1          --                   43                     7
 (Decrease) increase in unrealized
  appreciation of investments ..................                   (9)       --                  235                     4
                                                      ----------------     ----      ---------------       ---------------
   Net realized and unrealized
   (losses) gains ..............................                   (8)       --                  278                    11
                                                      ----------------     ----      ---------------       ---------------
   Additions (reductions) from operations ......                 --          --                  372                   164
                                                      ---------------      ----      ---------------       ---------------
Contract Owners' transactions:
 Net premium payments ..........................                196          --                1,617                 1,310
 Surrenders ....................................                   (5)       --                 (116)                  (20)
 Transfers between sub-accounts
  and fixed account ............................                390          --                  259                    22
 Annuity payments ..............................                 --          --                  (46)                   --
 Transfers to (from) required reserves .........                 --          --                   --                    --
                                                      ---------------      ----      ---------------       ---------------
   Additions (reductions) for Contract
   Owners' transactions ........................                581          --                1,714                 1,312
                                                      ---------------      ----      ---------------       ---------------
   Net additions (reductions) for the year .....                581          --                2,086                 1,476
Contract Owners' Equity, beginning
 of the year ...................................                 --          --                1,934                   458
                                                      ---------------      ----      ---------------       ---------------
Contract Owners' Equity, end of the year .......      $         581        $ --      $         4,020       $         1,934
                                                      ===============      ====      ===============       ===============
Units Outstanding, beginning of the year .......                 --          --       143,393.073            38,118.380
Units Outstanding, end of the year .............      57,089.696             --       261,508.753           143,393.073
Net Asset Value per Unit:
 Select-Annuity II .............................      $    10.353033       $ --      $     10.363074       $            --
 Select-Annuity III ............................      $    10.349575       $ --      $     15.382720       $     13.490965

    The accompanying notes are an integral part of the financial statements.

                                     SAI-29

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



  NORTHSTAR VARIABLE TRUST            NORTHSTAR VARIABLE TRUST             OCC ACCUMULATION TRUST
INTERNATIONAL VALUE PORTFOLIO       MULTI-SECTOR BOND PORTFOLIO               EQUITY PORTFOLIO
----------------------------- ----------------------------------------  -----------------------------
        1997           1996            1997                 1996                  1997            1996
--------------------  ------   -------------------  -------------------   --------------------  -------
   $           2       $ --      $           241      $            93        $          --       $ --
              --         --                   21                   35                   --         --
                (3)      --                  (43)                 (16)                    (1)      --
   ----------------    ----      ---------------      ---------------        ----------------    ----
                (1)      --                  219                  112                     (1)      --
   ----------------    ----      ---------------      ---------------        ----------------    ----
             (15)        --                    9                   11                    2         --
                (5)      --                  (82)                  13                   19         --
   ----------------    ----      ---------------      ---------------        ---------------     ----
             (20)        --                  (73)                  24                   21         --
   ---------------     ----      ---------------      ---------------        ---------------     ----
             (21)        --                  146                  136                   20         --
   ---------------     ----      ---------------      ---------------        ---------------     ----
             498         --                1,745                1,695                  525         --
              --         --                  (76)                 (18)                  --         --
             442         --                  135                 (121)                 101         --
              --         --                  (16)                  --                   --         --
              --         --                   --                   --                   --         --
   ---------------     ----      ---------------      ---------------        ---------------     ----
             940         --                1,788                1,556                  626         --
   ---------------     ----      ---------------      ---------------        ---------------     ----
             919         --                1,934                1,692                  646         --
              --         --                1,942                  250                   --         --
   ---------------     ----      ---------------      ---------------        ---------------     ----
   $         919       $ --      $         3,876      $         1,942        $         646       $ --
   ===============     ====      ===============      ===============        ===============     ====
              --         --       152,650.871           21,963.823                      --         --
   91,244.985            --       289,376.509          152,650.871           60,658.878            --
   $    10.077123      $ --      $     10.219977      $            --        $    10.644931      $ --
   $    10.073768      $ --      $     13.682458      $     12.720817        $    10.641387      $ --

    The accompanying notes are an integral part of the financial statements.


                                     SAI-30

                       RELIASTAR SELECT VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                (In Thousands)



                                                              OCC ACCUMULATION TRUST           OCC ACCUMULATION TRUST
                                                              GLOBAL EQUITY PORTFOLIO             MANAGED PORTFOLIO
                                                           -----------------------------   -------------------------------
                                                                   1997            1996             1997             1996
                                                           --------------------   ------   ---------------------   -------
Net investment income (loss):
 Reinvested dividend income ............................      $           1        $ --       $           --        $ --
 Reinvested capital gains ..............................                  7          --                   --          --
 Administrative expenses ...............................                 --          --                     (6)       --
                                                              --------------       ----       -----------------     ----
   Net investment income (loss) and
   capital gains .......................................                  8          --                     (6)       --
                                                              --------------       ----       -----------------     ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares .......................................                 --          --                    3          --
 (Decrease) increase in unrealized appreciation
  of investments .......................................                (10)         --                   29          --
                                                              --------------       ----       ----------------      ----
   Net realized and unrealized (losses) gains ..........                (10)         --                   32          --
                                                              --------------       ----       ----------------      ----
   (Reductions) additions from operations ..............                   (2)       --                   26          --
                                                              ----------------     ----       ----------------      ----
Contract Owners' transactions:
 Net premium payments ..................................                 41          --                  764          --
 Surrenders ............................................                 --          --                  (14)         --
 Transfers between sub-accounts and
  fixed account ........................................                 87          --                2,263          --
 Annuity payments ......................................                 --          --                   --          --
 Transfers to (from) required reserves .................                 --          --                   --          --
                                                              ---------------      ----       ----------------      ----
   Additions (reductions) for Contract
   Owners' transactions ................................                128          --                3,013          --
                                                              ---------------      ----       ----------------      ----
   Net additions (reductions) for the year .............                126          --                3,039          --
Contract Owners' Equity, beginning of the year .........                 --          --                   --          --
                                                              ---------------      ----       ----------------      ----
Contract Owners' Equity, end of the year ...............      $         126        $ --       $        3,039        $ --
                                                              ===============      ====       ================      ====
Units Outstanding, beginning of the year ...............                 --          --                   --          --
Units Outstanding, end of the year .....................      13,331.124             --       301,435.488             --
Net Asset Value per Unit:
 Select-Annuity II .....................................      $     9.462786       $ --       $     10.083884       $ --
 Select-Annuity III ....................................      $     9.459622       $ --       $     10.080521       $ --

    The accompanying notes are an integral part of the financial statements.

                                     SAI-31

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


   OCC ACCUMULATION TRUST                       PUTNAM VT                                   PUTNAM VT
     SMALL CAP PORTFOLIO                 ASIA PACIFIC GROWTH FUND                    DIVERSIFIED INCOME FUND
-----------------------------  --------------------------------------------  ----------------------------------------
         1997           1996             1997                   1996                   1997                 1996
---------------------  ------   ---------------------  ---------------------   -------------------  -------------------
   $           --       $ --       $           68         $           20         $           514      $           446
               --         --                   --                     --                      81                   --
                 (3)      --                  (52)                   (31)                   (145)                (120)
   -----------------    ----       --------------         --------------         ---------------      ---------------
                 (3)      --                   16                    (11)                    450                  326
   -----------------    ----       --------------         --------------         ---------------      ---------------
                1         --                    2                     40                     210                  240
                 (5)      --                 (652)                    99                     (63)                  17
   -----------------    ----       --------------         --------------         ---------------      ---------------
                 (4)      --                 (650)                   139                     147                  257
   -----------------    ----       --------------         --------------         ---------------      ---------------
                 (7)      --                 (634)                   128                     597                  583
   -----------------    ----       --------------         --------------         ---------------      ---------------
              675         --                1,090                  1,522                   3,464                3,157
                 (1)      --                  (98)                   (27)                   (417)                (384)
              471         --                  (75)                   685                    (947)              (1,534)
               --         --                   --                       (1)                  (68)                 (55)
               --         --                     (1)                   1                      --                   --
   ----------------     ----       -----------------      ----------------       ---------------      ---------------
            1,145         --                  916                  2,180                   2,032                1,184
   ----------------     ----       ----------------       ----------------       ---------------      ---------------
            1,138         --                  282                  2,308                   2,629                1,767
               --         --                3,093                    785                   8,795                7,028
   ----------------     ----       ----------------       ----------------       ---------------      ---------------
   $        1,138       $ --       $        3,375         $        3,093         $        11,424      $         8,795
   ================     ====       ================       ================       ===============      ===============
               --         --       281,444.550             77,406.519             738,230.029          632,420.015
   111,567.266            --       367,695.459            281,444.550             905,748.817          738,230.029
   $     10.199662      $ --       $           --         $           --         $     13.172574      $     12.428937
   $     10.196263      $ --       $      9.177973        $     10.904769        $     12.573872      $     11.873999

    The accompanying notes are an integral part of the financial statements.

                                     SAI-32

                       RELIASTAR SELECT VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                (In Thousands)



                                                                   PUTNAM VT
                                                            GROWTH AND INCOME FUND
                                                 ---------------------------------------------
                                                           1997                   1996
                                                 ----------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ....................    $            766       $             367
 Reinvested capital gains ......................               1,865                     639
 Administrative expenses .......................                (659)                   (300)
                                                    -----------------      -----------------
   Net investment income (loss) and
   capital gains ...............................               1,972                     706
                                                    -----------------      -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ...............................               1,322                     534
 Increase (decrease) in unrealized
  appreciation of investments ..................               5,172                   2,692
                                                    -----------------      -----------------
   Net realized and unrealized
   gains (losses) ..............................               6,494                   3,226
                                                    -----------------      -----------------
   Additions (reductions) from operations ......               8,466                   3,932
                                                    -----------------      -----------------
Contract Owners' transactions:
 Net premium payments ..........................              17,423                  11,514
 Surrenders ....................................              (1,780)                   (437)
 Transfers between sub-accounts
  and fixed account ............................               2,300                   4,367
 Annuity payments ..............................                (348)                    (42)
 Transfers to (from) required reserves .........                    (8)                   --
                                                    -------------------    -----------------
   Additions (reductions) for Contract
   Owners' transactions ........................              17,587                  15,402
                                                    ------------------     -----------------
   Net additions (reductions) for the year .....              26,053                  19,334
Contract Owners' Equity, beginning
 of the year ...................................              30,851                  11,517
                                                    ------------------     -----------------
Contract Owners' Equity, end of the year .......    $         56,904       $          30,851
                                                    ==================     =================
Units Outstanding, beginning of the year .......    1,917,929.188             859,405.339
Units Outstanding, end of the year .............    2,892,975.508           1,917,929.188
Net Asset Value per Unit:
 Select-Annuity II .............................    $       20.154053      $       16.447109
 Select-Annuity III ............................    $       19.600831      $       16.009051


                                                                  PUTNAM VT
                                                           NEW OPPORTUNITIES FUND
                                                 -------------------------------------------
                                                          1997                  1996
                                                 --------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ....................   $              --     $              --
 Reinvested capital gains ......................                  --                    --
 Administrative expenses .......................                (399)                 (185)
                                                   -----------------     -----------------
   Net investment income (loss) and
   capital gains ...............................                (399)                 (185)
                                                   -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ...............................                 491                   433
 Increase (decrease) in unrealized
  appreciation of investments ..................               5,307                  (352)
                                                   -----------------     -----------------
   Net realized and unrealized
   gains (losses) ..............................               5,798                    81
                                                   -----------------     -----------------
   Additions (reductions) from operations ......               5,399                  (104)
                                                   -----------------     -----------------

                                     SAI-33



Contract Owners' transactions:
 Net premium payments ..........................              10,483                13,225
 Surrenders ....................................                (741)                 (302)
 Transfers between sub-accounts
  and fixed account ............................                 330                 2,584
 Annuity payments ..............................                 (60)                  (92)
 Transfers to (from) required reserves .........                   9                     2
                                                   -----------------     -----------------
   Additions (reductions) for Contract
   Owners' transactions ........................              10,021                15,417
                                                   -----------------     -----------------
   Net additions (reductions) for the year .....              15,420                15,313
Contract Owners' Equity, beginning
 of the year ...................................              19,059                 3,746
                                                   -----------------     -----------------
Contract Owners' Equity, end of the year .......   $          34,479     $          19,059
                                                   =================     =================
Units Outstanding, beginning of the year .......    1,312,658.043           279,169.636
Units Outstanding, end of the year .............    1,954,935.865         1,312,658.043
Net Asset Value per Unit:
 Select-Annuity II .............................   $              --     $              --
 Select-Annuity III ............................   $       17.634520     $       14.503853

    The accompanying notes are an integral part of the financial statements.

                                     SAI-34

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


                PUTNAM VT
           UTILITIES GROWTH AND                                PUTNAM VT
               INCOME FUND                                    VOYAGER FUND
------------------------------------------  ------------------------------------------------
         1997                  1996                    1997                     1996
---------------------  -------------------   -----------------------  -----------------------
   $          244        $           159        $            101         $             81
              333                     --                   2,182                    1,372
             (106)                   (73)                   (853)                    (481)
   ---------------       ---------------        -----------------        -----------------
              471                     86                   1,430                      972
   ---------------       ---------------        -----------------        -----------------
              259                    281                   1,653                      997
            1,052                    340                   9,844                      762
   ---------------       ---------------        -----------------        -----------------
            1,311                    621                  11,497                    1,759
   ---------------       ---------------        -----------------        -----------------
            1,782                    707                  12,927                    2,731
   ---------------       ---------------        -----------------        -----------------
            1,831                  2,424                  15,037                   16,294
             (229)                  (166)                 (2,352)                  (1,038)
              (23)                  (371)                  1,310                    6,571
             (112)                   (19)                    (76)                     (80)
                 (1)                  --                        (9)                      (2)
   -----------------     ---------------        -------------------      -------------------
            1,466                  1,868                  13,910                   21,745
   ----------------      ---------------        ------------------       ------------------
            3,248                  2,575                  26,837                   24,476
            6,139                  3,564                  43,781                   19,305
   ----------------      ---------------        ------------------       ------------------
   $        9,387        $         6,139        $         70,618         $         43,781
   ================      ===============        ==================       ==================
   444,807.852            294,096.722           2,796,110.142            1,370,458.827
   542,787.706            444,807.852           3,622,068.960            2,796,110.142
   $     18.051233       $     14.389342        $       20.230934        $       16.201091
   $     17.185467       $     13.710693        $       19.357233        $       15.514436

    The accompanying notes are an integral part of the financial statements.

                                     SAI-35

                       RELIASTAR SELECT VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   ReliaStar Select Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to sub-accounts of the Account, each of which invested in one of the following funds during the year:



THE ALGER AMERICAN FUND               FIDELITY VIP                FIDELITY VIP II
-----------------------------------   -------------------------   --------------------------------
   Gowth Portfolio                    Equity-Income Portfolio     Asset Manger Portfolio
   MidCap Growth Portfolio            Growth Portfolio            Contrafund Portfolio
   Small Capitalization Portfolio     High Income Portfolio       Index 500 Portfolio
                                      Money Market Portfolio      Investment Grade Bond Portfolio
                                      Overseas Portfolio


JANUS ASPEN SERIES                           NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------   -------------------------------------------
          Aggressive Growth Portfolio        Limited Maturity Bond Portfolio
          Growth Portfolio                   Partners Portfolio
          International Growth Portfolio
          Worldwide Growth Portfolio


NORTHSTAR VARIABLE TRUST             OCC ACCUMULATION TRUST      PUTNAM VARIABLE TRUST
----------------------------------   -------------------------   ----------------------------------
   Gowth Portfolio                   Equity Portfolio            Putnam VT Asia Pacific Growth
   High-Yield Bond Portfolio         Global Equity Portfolio     Putnam VT Diversified Income Fund
   Income & Growth Portfolio         Managed Portfolio           Putnam VT Growth and Income Fund
   International Value Portfolio     Small Capitalization        Putnam VT Utilities Growth and
   Multi-Sector Bond Portfolio        Portfolio                   Income Fund
                                                                 Putnam VT New Opportunities Fund
                                                                 Putnam VT Voyager Fund

   Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger&Berman Advisers Management Trust Funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Portfolios and is paid fees for its services by the portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related Funds' prospectuses for further information. On May 3, 1993, ReliaStar Life added the sub-accounts investing in shares of Index 500 Portfolio. On January 6, 1994, ReliaStar Life established sub-accounts investing in Putnam Variable Trust which were made available to purchasers of ReliaStar Life's Select-Annuity III variable annuity contracts. On May 2, 1994, sub-accounts investing in Putnam Variable Trust were also made available to purchasers of ReliaStar Life's Select-Annuity II variable annuity contracts. On December 30, 1994, sub-accounts investing in the Northstar Variable Trust Portfolios were made available to purchasers of ReliaStar Life's Select-Annuity III contracts. On April 30, 1995, Sub-Accounts investing in the VIP II Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities


                                     SAI-36

                       RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Fund were made available to purchasers of ReliaStar Life's Select-Annuity III variable annuity contracts. On August 8, 1997, sub-accounts investing in Northstar Variable Trust Growth Portfolio, Northstar Variable Trust High-Yield Portfolio, Northstar Variable Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust and
   Neuberger&Berman Management Trust were made available to purchasers of ReliaStar Life's Select-Annuity contracts.


2. SIGNIFICANT ACCOUNTING POLICIES:


     SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

     VARIABLE ANNUITY RESERVES:

   The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.


3. FEDERAL INCOME TAXES:

   Under current tax law, the income, gains, and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.


4. CONTRACT CHARGES:

   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date; a daily administrative charge for mortality and expense risk assumed by ReliaStar Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.


5. RELIASTAR LIFE'S SELECT FUNDS:

   On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Contract Owners' values in the sub-accounts investing in SCG and SMF were transferred to the sub-accounts investing in shares of the VIP Growth Portfolio and VIP II Asset Manager Portfolio, respectively.


                                     SAI-37

                       RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INVESTMENTS:

   For the year ended December 31, 1997, investment activity in the funds was as follows (in thousands):


                                                                   COST OF       PROCEEDS
INVESTING FUND                                                    PURCHASES     FROM SALES
--------------------------------------------------------------   -----------   -----------
      The Alger American Fund:
       Alger American Growth Portfolio .......................    $    939      $    181
       Alger American MidCap Growth Portfolio ................         712            60
       Alger American Small Capitalization Portfolio .........       1,429           595
      Fidelity's VIP and VIP II:
       Equity-Income Portfolio ...............................      35,024        14,741
       Growth Portfolio ......................................      22,881        23,271
       High Income Portfolio .................................      14,938         9,159
       Money Market Portfolio ................................      51,585        45,520
       Asset Manager Portfolio ...............................      11,114         7,845
       Contrafund Portfolio ..................................      18,491         3,943
       Index 500 Portfolio ...................................      29,492        10,643
       Investment Grade Bond Portfolio .......................       4,261         5,326
       Overseas Portfolio ....................................      10,283         7,188
      Janus Aspen Series:
       Aggressive Growth Portfolio ...........................       1,171            85
       Growth Portfolio ......................................         836            45
       International Growth Portfolio ........................       3,362         1,348
       Worldwide Growth Portfolio ............................       6,622           305
      Neuberger&Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio .......................         513            46
       Partners Portfolio ....................................       3,754            60
      Northstar Variable Trust:
       Northstar Growth Portfolio ............................       6,726         2,830
       Northstar High-Yield Bond Portfolio ...................         629            39
       Northstar Income & Growth Portfolio ...................       2,340           518
       Northstar International Value Portfolio ...............       1,252           303
       Northstar Multi-Sector Bond Portfolio .................       2,534           508
      OCC Accumulation Trust:
       Equity Portfolio ......................................         742           109
       Global Equity Portfolio ...............................         203            37
       Managed Portfolio .....................................       3,172            92
       Small Cap Portfolio ...................................       1,226            65
      Putnam Variable Trust:
       Putnam VT Asia Pacific Growth Fund ....................       1,788           853
       Putnam VT Diversified Income Fund .....................       4,906         2,414
       Putnam VT Growth and Income Fund ......................      23,647         4,095
       Putnam VT Utilities Growth and Income Fund ............       3,195         1,268
       Putnam VT New Opportunities Fund ......................      12,371         2,700
       Putnam VT Voyager Fund ................................      21,692         6,263
                                                                  --------      --------
       Total .................................................    $303,830      $152,455
                                                                  ========      ========

                                     SAI-38

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                         Independent Auditors' Report*
                          Consolidated Balance Sheets*
                       Consolidated Statements of Income*
                Consolidated Statements of Shareholder's Equity*
                     Consolidated Statements of Cash Flows*
                  Notes to Consolidated Financial Statements*
                                December 31, 1997




















* Incorporated by reference to the financial statements contained in the Prospectus filed as part of Post-effective Amendment No. 3 to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed April 16, 1998.



                                     SAI-39